UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-14363
File No. 811-05162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	68	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	68

(Check appropriate box or boxes)

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania		19103-7094
(Address of Principal Executive Offices)		(Zip Code)

Registrant’s Telephone Number, including Area Code:		(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:		As soon as possible after effectiveness.

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/X/	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the prospectuses and statement of additional information of the Delaware VIP Smid Cap Growth Series (the “Fund”) of the Registrant. The Registrant is filing this Post-Effective Amendment for the purposes of: (i) revising the Fund’s investment strategies and (ii) changing the name of the Fund to Delaware VIP Smid Cap Core Series. The prospectuses and statement of additional information relating to the other series of the Registrant are not amended or superseded hereby.

--- C O N T E N T S ---

This Post-Effective Amendment No. 68 to Registration File No. 033-14363 includes the following:

1.	Facing Page
2.	Contents Page
3.	Part A – Prospectuses (2)
4.	Part B - Statement of Additional Information
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

Prospectus

DELAWARE VIP® TRUST

Delaware VIP Smid Cap Core Series

(formerly, Delaware VIP Smid Cap Growth Series)

Standard Class

April [__], 2017

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit delawareinvestments.com/edelivery.

Series summary

Delaware VIP® Smid Cap Core Series

What is the Series’ investment objective?

Delaware VIP Smid Cap Core Series seeks long-term capital appreciation.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.74%
Distribution and service (12b-1) fees	none
Other expenses	X.XX%
Total annual series operating expenses	X.XX%

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$
3 years	$
5 years	$
10 years	$

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs . These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [__]% of the average value of its portfolio.

What are the Series’ principal investment strategies?

The Series invests primarily in stocks of small-and mid-capitalization companies that its investment manager, Delaware Management Company (Manager), believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, the Series invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-and mid-capitalization companies (80% policy). For purposes of this Series, small-capitalization companies are those whose market capitalization is within the range of the Russell 2000® Index at the time of purchase and mid-capitalization companies are those within the market capitalization range of the Russell Midcap® Index at the time of purchase. The two indices listed above are for purposes of determining range and not for targeting portfolio management. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell is a trademark of the Russell Investment Group. The Series may invest up to 15% of its net assets in real estate investment trusts (REITs).

The Series employs bottom-up (stock-by-stock) security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Manager conducts fundamental research on certain investments, which often includes reviewing U.S. Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Manager applies controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

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Series summary

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Bank Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry risk — The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk — The risk that a counterparty to a derivatives contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

How has Delaware VIP® Smid Cap Core Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/vip/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

On Jan. 21, 2010, the Series transitioned to investing primarily in common stocks of small- to medium-sized, growth-oriented companies. Small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Growth Index. Prior to that time, the Series invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

On April [__], 2017, the Series transitioned from a focused, small- to medium-sized growth style of investing to a diversified small- and medium-sized core style. In connection with this change, the Series changed its benchmark from the Russell 2500 Growth Index to the Russell 2500 Index. The returns reflected in the bar chart may not be indicative of future performance.

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Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class’s highest quarterly return was [17.46%] for the quarter ended [March 31, 2012], and its lowest quarterly return was [-25.96%] for the quarter ended [Dec. 31, 2008].

Average annual total returns for periods ended December 31, 2016

	1 year	5 years	10 years
Delaware VIP® Smid Cap Core Series — Standard Class	%	%	%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)%		%	%

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Francis X. Morris	Senior Vice President, Chief Investment Officer — Core Equity	April 2017
Christopher S. Adams, CFA	Vice President, Senior Portfolio Manager	April 2017
Michael S. Morris, CFA	Vice President, Senior Portfolio Manager	April 2017
Donald G. Padilla, CFA	Vice President, Senior Portfolio Manager	April 2017
David E. Reidinger	Vice President, Senior Portfolio Manager	April 2017

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at NAV (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

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Series summary

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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How we manage the Series

Our principal investment strategies

The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Series. The following are descriptions of how the portfolio management team pursues the Series’ investment objective.

The Manager strives to identify stocks of small- and mid-capitalization companies that it believes offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations, (2) growth prospects, and (3) strong cash flow.

The Series employs bottom-up (stock-by-stock) security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Manager conducts fundamental research on certain investments, which often includes reviewing U.S. Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Manager applies controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

Under normal market conditions, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in small- to mid-sized companies.

The Series’ investment objective is nonfundamental. This means that the Series’ Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The securities in which the Series typically invests

Stocks offer investors the potential for capital appreciation. Certain stocks that the Series invests in may pay dividends as well. Please see the Series’ statement of additional information (SAI) for additional information about certain of the securities described below, as well as other securities in which the Series may invest.

Common or ordinary stocks

Common or ordinary stocks are securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.

How the Series uses them: The Series invests primarily in common stocks and generally focuses on small- to mid-sized companies.

Foreign securities

Foreign securities are securities of issuers organized, having a majority of their assets, or deriving a majority of their operating income, in foreign countries. Investments in foreign securities may also include investments in American depositary receipts (ADRs), which are receipts issued by a depositary (usually a U.S. bank) and represent an ownership interest in an underlying security that is held by a depositary. Generally, an ADR entitles the holder to all payments of interest, dividends, or capital gains that are made on the underlying foreign shares. ADRs are generally denominated in U.S. dollars and are bought and sold on a U.S. stock exchange in the same manner as U.S. securities. Sponsored ADRs are issued jointly by the issuer of the underlying security and the depositary, and unsponsored ADRs are issued by the depositary without the participation of the issuer of the underlying security.

How the Series uses them: The Series may invest up to 20% of its net assets in securities of foreign issuers. Such foreign securities may be traded on a foreign exchange, or they may be in the form of ADRs. Determinations to purchase depositary receipts will be based on relevant factor(s) in the portfolio managers’ sole discretion.

Forward foreign currency contracts

A series may invest in securities of foreign issuers and may hold foreign currency. In addition, a series may enter into contracts to purchase or sell foreign currencies at a future date (a “forward foreign currency” contract or “forward” contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

How the Series uses them: Although the portfolio managers value the Series’ assets daily in U.S. dollars, they do not intend to convert the Series’ holdings of foreign currencies into U.S. dollars on a daily basis. The Series is permitted to, however, from time to time, purchase or sell foreign currencies and/or engage in

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How we manage the Series

forward foreign currency exchange transactions. The portfolio managers may conduct the Series’ foreign currency transactions on a cash basis at the rate prevailing in the foreign currency exchange market or through a forward foreign currency exchange contract or forward contract.

The portfolio managers may use forward contracts for defensive hedging purposes to attempt to protect the value of the Series’ current security or currency holdings. The portfolio managers may also use forward contracts if they have agreed to sell a security and want to “lock in” the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. The Series will not use forward contracts for speculative purposes. Despite the ability to utilize foreign currency transactions as described above, the Series does not currently intend to use such transactions often and may determine not to use foreign currency transactions at all.

Real estate investment trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate–related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

How the Series uses them: The Series may invest up to 15% of its net assets in REITs, another category of income-generating equity securities.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a series, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Series uses them: Typically, the Series uses repurchase agreements as short-term investments for its cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. The Series will only enter into repurchase agreements in which the collateral is composed of U.S. government securities. At the portfolio managers’ discretion, the Series may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government-sponsored corporations.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Series uses them: The Series may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven calendar days at approximately the price at which a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Series uses them: The Series may invest up to 10% of its net assets in illiquid securities.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

Certain options and futures may be considered illiquid.

How the Series uses them: If the Series has stocks that have unrealized gains, a portfolio manager may want to protect those gains when adverse conditions are anticipated. A portfolio manager might use options or futures to neutralize the effect of any anticipated price declines, without selling the security. A portfolio manager may also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment, particularly if the Series had excess cash that the portfolio manager wanted to invest quickly.

The Series might use covered call options if a portfolio manager believes that doing so would help the Series to meet its investment objective.

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Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

The Series has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Other investment strategies

Borrowing from banks

The Series may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Series will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its total assets.

Lending securities

The Series may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Initial public offerings (IPOs)

Under certain market conditions, the Series may invest in companies at the times of their IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Purchasing securities on a when-issued basis

The Series may buy or sell securities on a when-issued basis — that is, paying for securities before delivery. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions

In response to unfavorable market conditions, the Series may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Series’ investment objective. To the extent that the Series holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Series. Please see the statement of additional information (SAI) for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The portfolio managers maintain a long-term investment approach and focuses on securities that they believe can continue to provide returns over an extended time frame regardless of interim market fluctuations. Generally, the portfolio managers do not try to predict overall market movements. Although the Series may hold securities for any amount of time, the portfolio managers generally do not trade for short-term purposes.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

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How we manage the Series

How the Series strives to manage them: The portfolio managers limit the amount of the Series’ assets invested in any one industry and in any individual security. The portfolio managers also follow a rigorous selection process when choosing securities.

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

How the Series strives to manage it: The Series may invest in small- and medium-sized companies. The portfolio managers believe medium-sized companies, in general, are more stable than smaller companies and involve less risk due to their larger size, greater experience, and more extensive financial resources. Nonetheless, medium-sized companies have many of the same risks as small companies and are considered to be riskier, in general, than large-sized companies. To address this risk, the portfolio managers seek a well-diversified portfolio, select stocks carefully, and monitor them frequently.

Futures and options risk

Futures and options risk is the possibility that a series may experience a significant loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager(s) anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss to a series from using the strategy. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a series’ taxable income or gains. A series’ use of derivatives may be limited by the requirements for taxation of the series as a regulated investment company.

Investing in derivatives may subject a series to counterparty risk. Please refer to “Counterparty risk” for more information.

How the Series strives to manage it: The portfolio managers may use options and futures to protect gains in the portfolio without actually selling a security. The portfolio managers may also use options and futures to quickly invest excess cash so that the portfolio is generally fully invested.

The portfolio managers try to minimize counterparty risk by researching and considering the creditworthiness of all parties before entering into transactions with them and continually monitoring their creditworthiness thereafter. The Series will hold collateral from counterparties consistent with applicable regulations.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

How the Series strives to manage it: The Manager analyzes each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Foreign risk

Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of fund shares.

How the Series strives to manage it: The Series may invest up to 20% of its net assets in foreign securities. The portfolio managers attempt to reduce the risks presented by such investments by conducting world-wide fundamental research, including country visits. In addition, the portfolio managers monitor current economic conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities.

Political risk

Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

How the Series strives to manage it: The portfolio managers evaluate the political situations in the countries where the Series invests and take into account any potential risks before they select securities for the Series. However, there is no way to eliminate political risk when investing internationally. In emerging markets, political risk is typically more likely to affect the economy and share prices than in developed markets.

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Currency risk

Currency risk is the risk that the value of a series’ investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

How the Series strives to manage it: The portfolio managers may try to hedge the Series’ currency risk by purchasing foreign currency exchange contracts. If the portfolio managers agree to purchase or sell foreign securities at a preset price on a future date, the portfolio managers may attempt to protect the value of a security the Series owns from future changes in currency exchange rates. If the portfolio managers have agreed to purchase or sell a security for the Series, they may also use foreign currency exchange contracts to “lock in” the security’s price in terms of U.S. dollars or another applicable currency. The Series may use forward foreign currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such a strategy will be successful. Hedging is typically less practical in emerging markets.

Information risk

Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the United States.

How the Series strives to manage it: The portfolio managers conduct fundamental research on the companies that the Series invests in rather than relying solely on information available through financial reporting. As part of their worldwide research process, the portfolio managers emphasize company visits. The portfolio managers believe this will help them to better uncover any potential weaknesses in individual companies.

Inefficient market risk

Inefficient market risk is the risk that foreign markets may be less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

How the Series strives to manage it: The portfolio managers will attempt to reduce this risk by investing in a number of different countries, noting trends in the economy, industries, and financial markets.

Transaction costs risk

Transaction costs risk is the risk that the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

How the Series strives to manage it: The Series is subject to this risk. The portfolio managers strive to monitor transaction costs and to choose an efficient trading strategy for the Series.

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash-flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statute in non-U.S. countries and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940 Act).

How the Series strives to manage it: The portfolio managers select REITs based on the quality of their management and their ability to generate substantial cash flow, which the portfolio managers believe can help to shield the Series from some of the risks involved with real estate investing.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A fund also may not be able to dispose of illiquid securities at a favorable time or price during periods of infrequent trading of an illiquid security.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

9

How we manage the Series

How the Series strives to manage it: The Series limits its exposure to illiquid securities to no more than 10% of its net assets.

Counterparty risk

Counterparty risk is the risk that if a series enters into a derivatives contract (such as a swap, futures, or options contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, the series may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Series strives to manage it: The portfolio managers seek to minimize this risk by considering the creditworthiness of all counterparties before the Series enters into transactions with them. The Series may hold collateral from counterparties consistent with applicable regulations.

Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect series performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a series.

How the Series strives to manage them: The portfolio managers evaluate the economic and political climate in the U.S. and abroad before selecting securities for the Series. The portfolio managers typically diversify the Series’ assets among a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

10

Who manages the Series

Investment manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103, is the Series’ investment manager. Together, the Manager and the subsidiaries of Delaware Management Holdings, Inc. (DMHI) manage, as of Dec. 31, 2016, [Delaware update: $______] billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing the Delaware Investments Funds since 1938. The Manager is a series of Delaware Management Business Trust (a Delaware statutory trust), which is a subsidiary of DMHI. DMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of 0.XX% of average daily net assets during the last fiscal year.

A discussion of the basis for the Boards’ approval of the Series’ investment advisory contract is available in the Series’ annual report to shareholders for the fiscal year ended Dec. 31, 2016.

Portfolio managers

Francis X. Morris, Christopher S. Adams, Donald G. Padilla, Michael S. Morris, and David E. Reidinger will have primary responsibility for making day-to-day investment decisions for the Series.

Francis X. Morris, Senior Vice President, Chief Investment Officer — Core Equity
Francis X. Morris joined Delaware Investments in 1997 as a vice president and portfolio manager, and is currently the chief investment officer for Core Equity investments. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. In addition, Morris serves as a Trustee for the Delaware Management Holdings, Inc. (Delaware Investments) 401(k) and Retirement Plan. Prior to joining the firm, Morris was vice president and director of equity research at PNC Asset Management. He received a bachelor’s degree from Providence College and holds an MBA from Widener University. He is currently a member of the Business Advisory Council of the Providence College School of Business. Morris is a past president of the CFA Society of Philadelphia and is a member of the CFA Institute. He is a former officer of the National Association of Petroleum Investment Analysts.

Christopher S. Adams, CFA Vice President, Senior Portfolio Manager
Christopher S. Adams is a senior portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. From 1995 to 1998, he was the firm’s vice president, strategic planning. Prior to joining Delaware Investments in 1995 as assistant vice president of strategic planning, Adams had approximately 10 years of experience in the financial services industry in the U.S. and U.K., including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. Adams holds both bachelor’s and master’s degrees in history and economics from the University of Oxford, England, and received an MBA with dual concentrations in finance and insurance/risk management from The Wharton School of the University of Pennsylvania. He is a past president of the CFA Society of Philadelphia.

Michael S. Morris, CFA Vice President, Senior Portfolio Manager
Michael S. Morris, who joined Delaware Investments in 1999 as assistant vice president and senior analyst, is currently a senior portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Prior to joining the firm, he worked as a senior equity analyst at Newbold’s Asset Management, covering financial stocks. Morris began his investment career in 1993 at Ohio Casualty. He earned his bachelor’s degree in finance from Indiana University and an MBA from The Wharton School of the University of Pennsylvania. He is a former member of the Bank and Financial Analysts Association.

Donald G. Padilla, CFA Vice President, Senior Portfolio Manager
Donald G. Padilla is currently a senior portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Padilla joined Delaware Investments in 1994 as assistant controller in the firm’s treasury function, responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life 401(k) annuities segment. Prior to joining Delaware Investments, he held various positions at The Vanguard Group. Padilla holds a bachelor’s degree in accounting from Lehigh University, and he is a member of the CFA Society of Philadelphia.

David E. Reidinger, Vice President, Senior Portfolio Manager
David E. Reidinger joined Delaware Investments in October 2016 as a senior portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. From June 2004 to September 2016, Reidinger was a senior analyst and portfolio manager at Chartwell Investment Partners, where he worked on the firm’s small- and mid-cap growth strategies. Before that, Reidinger was a portfolio manager with Morgan Stanley Investment Management from 2000 to 2003, and a senior equity analyst with Tiger Management from 1998 to 2000. Reidinger began his

11

Who manages the Series

career in 1993 as an equity research analyst with Goldman Sachs. With more than 20 years of experience as an analyst, he has covered a broad range of industries within the information technology, consumer, and industrial sectors. Reidinger earned bachelor’s degrees in both mathematics and economics from Fordham University, and an MBA from Columbia Business School.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series shares.

Manager of managers structure

The Series and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Series’ sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not currently apply to any sub-advisor that is affiliated with the Series or the Manager.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

The Series and Manager are now seeking expanded exemptive relief with the SEC for a new manager of managers exemptive order (the “New MOM Order”) that would permit the Manager, with the approval of the Series’ Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Series without shareholder approval. If the Series and Manager are granted the New MOM Order that includes relief related to any affiliated sub-advisors, it would permit the Manager to recommend and hire a broader universe of sub-advisors than it may hire currently. Shareholders of the Series have approved the use of the New MOM Order subject to the SEC’s granting such relief.

Who’s who

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the series’ business affairs. Trustees establish procedures and oversee and review the performance of the series’ service providers.

Investment manager: An investment manager is a company with overall responsibility for the management of the series’ assets. The investment manager is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094
Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian/fund accountant: The Bank of New York Mellon, One Wall Street, New York, NY 10286-0001
Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a series’ net asset value (NAV) and providing financial reporting for the series.

12

Important information about the Series

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution fees, or “Rule 12b-1” fees. The 12b-1 plan of Delaware VIP® Trust (Trust) allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life insurance company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life insurance companies with which your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

* Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life insurance companies that have entered into service agreements with the Distributor.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life insurance companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life insurance companies at NAV (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Series to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares and/or insurance products that contain the Series and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about Delaware VIP® Trust (Trust) and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Series and/or some or all other Delaware Investments® Funds), the Series’ advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated variable contract) over other investment options, including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial

13

Important information about the Series

Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. A significant purpose of these payments is to increase sales of the Series’ shares and the products that include Series shares. The Manager or its affiliates may benefit from the Distributor’s or an affiliate’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

Valuation of shares

The price you pay for shares will depend on when the Series receives your purchase order. If the Series or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), you will pay that day’s closing Series share price, which is based on the Series’ NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Series share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next business day’s closing Series share price. A business day is any day that the NYSE is open for business (Business Day). The Series reserves the right to reject any purchase order.

The Series determines the NAV per share for each of its classes at the close of regular trading on the NYSE on each Business Day (normally 4:00 p.m. Eastern time). A Series does not calculate the NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, the Series’ closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each class of the Series is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. The Series generally prices securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem series shares because foreign markets are open at times and on days when U.S. markets are not. The Series prices fixed income securities on the basis of valuations provided to it by an independent pricing service that uses methods approved by the Board. For all other securities, the Series uses methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, normally at 4:00 p.m. Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Boards’ oversight.

Frequent trading of Series shares (market timing and disruptive trading)

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing and disruptive trading. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term round trip is considered any redemption of series shares within 20 Business Days of a purchase of that series’

14

shares. If you make a second such short-term round trip in a series within 90 rolling calendar days of a previous short-term round trip in that series, you may be considered a market timer. In determining whether market timing has occurred, the Series consider short-term round trips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Series will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ then current prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Series seeks to make judgments and applications that are consistent with the interests of the Series’ contract owners. While the Series will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners who engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any series may be subject to disruptive trading activity. However, a series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00 p.m. Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset-allocation or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Series’ frequent trading policy with respect to an omnibus account, the Series’ transfer agent may

15

Important information about the Series

work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Series’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Series’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Series’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If the Series’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. The Series expects to declare and distribute all of its net investment income, if any, as dividends annually. The Series will distribute net realized capital gains, if any, annually following the close of its fiscal year. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution. At the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested at NAV in additional shares of the Series.

Tax considerations. Shares of the Series must be purchased through separate accounts used to fund variable contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Series will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if such withdrawal is made before age 59½, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds and similar investment vehicles

The Lincoln Profile Funds, a fund of funds, may invest in the Series and, from time to time, may place large purchase or redemption orders with the Series due to allocation or rebalancing requirements of the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

16

Financial highlights

Delaware VIP® Smid Cap Core Series

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information has been audited by [____________________], an independent registered public accounting firm, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

					Year ended
Standard Class	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period		$30.200	$32.390	$24.370	$23.190
Income from investment operations:
Net investment income[1]		0.073	0.116	0.040	0.026
Net realized and unrealized gain		2.211	0.620	9.542	2.570
Total from investment operations		2.284	0.736	9.582	2.596
Less dividends and distributions from:
Net investment income		(0.120)	(0.021)	(0.007)	(0.060)
Net realized gain		(2.574)	(2.905)	(1.555)	(1.356)
Total dividends and distributions		(2.694)	(2.926)	(1.562)	(1.416)
Net asset value, end of period		$29.790	$30.200	$32.390	$24.370
Total return[2]		7.54%	3.15%	41.32%	11.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)		$394,406	$386,290	$422,823	$318,002
Ratio of expenses to average net assets		0.83%	0.83%	0.83%	0.84%
Ratio of net investment income to average net assets		0.24%	0.40%	0.14%	0.11%
Portfolio turnover		23%	18%	19%	23%

[1]	The average shares outstanding method has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

17

Additional information

Additional information about the Series’ investments is available in its annual and semiannual shareholder reports. In the Series’ annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The SAI and shareholder reports are available, free of charge, through the Series’ website delawareinvestments.com/vip/literature. The insurance company that issued your contract may make the SAI and shareholder reports available to shareholders on the insurance company’s website. You can find reports and other information about the Series on the EDGAR database on the SEC website (sec.gov). You may obtain copies of this information, paying a duplication fee, by emailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-1520. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

PR-VSCSGT [12/16] 20990 [April [__], 2017]

Investment Company Act number: 811-05162

18

Prospectus

DELAWARE VIP® TRUST

Delaware VIP Smid Cap Core Series

(formerly, Delaware VIP Smid Cap Growth Series)

Service Class

April [__], 2017

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Series summary

Delaware VIP® Smid Cap Core Series

What is the Series’ investment objective?

Delaware VIP Smid Cap Core Series seeks long-term capital appreciation.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Service
Management fees	0.74%
Distribution and service (12b-1) fees	0.30%
Other expenses	x.xx%
Total annual series operating expenses	x.xx%
Fee waivers	(x.xx%)	[1]
Total annual series operating expenses after fee waivers	x.xx%

[1]

The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of the Series’ average daily net assets from April [__], 2017 through May [__], 2018 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). This waiver may be terminated only by agreement of the Distributor and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Distributor’s expense waiver for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Service
1 year	$
3 years	$
5 years	$
10 years	$

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs . These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [__]% of the average value of its portfolio.

What are the Series’ principal investment strategies?

The Series invests primarily in stocks of small-and mid-capitalization companies that its investment manager, Delaware Management Company (Manager), believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, the Series invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-and mid-capitalization companies (80% policy). For purposes of this Series, small-capitalization companies are those whose market capitalization is within the range of the Russell 2000® Index at the time of purchase and mid-capitalization companies are those within the market capitalization range of the Russell Midcap® Index at the time of purchase. The two indices listed above are for purposes of determining range and not for targeting portfolio management. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell is a trademark of the Russell Investment Group. The Series may invest up to 15% of its net assets in real estate investment trusts (REITs).

The Series employs bottom-up (stock-by-stock) security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a

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Series summary

combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Manager conducts fundamental research on certain investments, which often includes reviewing U.S. Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Manager applies controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Bank Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry risk — The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk — The risk that a counterparty to a derivatives contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

How has Delaware VIP® Smid Cap Core Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/vip/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

On Jan. 21, 2010, the Series transitioned to investing primarily in common stocks of small- to medium-sized, growth-oriented companies. Small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Growth

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Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Growth Index. Prior to that time, the Series invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

On April [__], 2017, the Series transitioned from a focused, small- to medium-sized growth style of investing to a diversified small- and medium-sized core style. In connection with this change, the Series changed its benchmark from the Russell 2500 Growth Index to the Russell 2500 Index. The returns reflected in the bar chart may not be indicative of future performance.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class’s highest quarterly return was [17.37]% for the quarter ended [March 31, 2012], and its lowest quarterly return was [-26.03]% for the quarter ended [Dec. 31, 2008].

Average annual total returns for periods ended December 31, 2016

	1 year	5 years	10 years
Delaware VIP® Smid Cap Core Series — Service Class	%	%	%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)%		%	%

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Francis X. Morris	Senior Vice President, Chief Investment Officer — Core Equity	April 2017
Christopher S. Adams, CFA	Vice President, Senior Portfolio Manager	April 2017
Michael S. Morris, CFA	Vice President, Senior Portfolio Manager	April 2017
Donald G. Padilla, CFA	Vice President, Senior Portfolio Manager	April 2017
David E. Reidinger	Vice President, Senior Portfolio Manager	April 2017

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at NAV (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

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Series summary

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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How we manage the Series

Our principal investment strategies

The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Series. The following are descriptions of how the portfolio management team pursues the Series’ investment objective.

The Manager strives to identify stocks of small- and mid-capitalization companies that it believes offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations, (2) growth prospects, and (3) strong cash flow.

The Series employs bottom-up (stock-by-stock) security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Manager conducts fundamental research on certain investments, which often includes reviewing U.S. Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Manager applies controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

Under normal market conditions, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in small- to mid-sized companies.

The Series’ investment objective is nonfundamental. This means that the Series’ Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The securities in which the Series typically invests

Stocks offer investors the potential for capital appreciation. Certain stocks that the Series invests in may pay dividends as well. Please see the Series’ statement of additional information (SAI) for additional information about certain of the securities described below, as well as other securities in which the Series may invest.

Common or ordinary stocks

Common or ordinary stocks are securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.

How the Series uses them: The Series invests primarily in common stocks and generally focuses on small- to mid-sized companies.

Foreign securities

Foreign securities are securities of issuers organized, having a majority of their assets, or deriving a majority of their operating income, in foreign countries. Investments in foreign securities may also include investments in American depositary receipts (ADRs), which are receipts issued by a depositary (usually a U.S. bank) and represent an ownership interest in an underlying security that is held by a depositary. Generally, an ADR entitles the holder to all payments of interest, dividends, or capital gains that are made on the underlying foreign shares. ADRs are generally denominated in U.S. dollars and are bought and sold on a U.S. stock exchange in the same manner as U.S. securities. Sponsored ADRs are issued jointly by the issuer of the underlying security and the depositary, and unsponsored ADRs are issued by the depositary without the participation of the issuer of the underlying security.

How the Series uses them: The Series may invest up to 20% of its net assets in securities of foreign issuers. Such foreign securities may be traded on a foreign exchange, or they may be in the form of ADRs. Determinations to purchase depositary receipts will be based on relevant factor(s) in the portfolio managers’ sole discretion.

Forward foreign currency contracts

A series may invest in securities of foreign issuers and may hold foreign currency. In addition, a series may enter into contracts to purchase or sell foreign currencies at a future date (a “forward foreign currency” contract or “forward” contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

How the Series uses them: Although the portfolio managers value the Series’ assets daily in U.S. dollars, they do not intend to convert the Series’ holdings of foreign currencies into U.S. dollars on a daily basis. The Series is permitted to, however, from time to time, purchase or sell foreign currencies and/or engage in

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How we manage the Series

forward foreign currency exchange transactions. The portfolio managers may conduct the Series’ foreign currency transactions on a cash basis at the rate prevailing in the foreign currency exchange market or through a forward foreign currency exchange contract or forward contract.

The portfolio managers may use forward contracts for defensive hedging purposes to attempt to protect the value of the Series’ current security or currency holdings. The portfolio managers may also use forward contracts if they have agreed to sell a security and want to “lock in” the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. The Series will not use forward contracts for speculative purposes. Despite the ability to utilize foreign currency transactions as described above, the Series does not currently intend to use such transactions often and may determine not to use foreign currency transactions at all.

Real estate investment trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate–related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

How the Series uses them: The Series may invest up to 15% of its net assets in REITs, another category of income-generating equity securities.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a series, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Series uses them: Typically, the Series uses repurchase agreements as short-term investments for its cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. The Series will only enter into repurchase agreements in which the collateral is composed of U.S. government securities. At the portfolio managers’ discretion, the Series may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government-sponsored corporations.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Series uses them: The Series may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven calendar days at approximately the price at which a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Series uses them: The Series may invest up to 10% of its net assets in illiquid securities.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

Certain options and futures may be considered illiquid.

How the Series uses them: If the Series has stocks that have unrealized gains, a portfolio manager may want to protect those gains when adverse conditions are anticipated. A portfolio manager might use options or futures to neutralize the effect of any anticipated price declines, without selling the security. A portfolio manager may also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment, particularly if the Series had excess cash that the portfolio manager wanted to invest quickly.

The Series might use covered call options if a portfolio manager believes that doing so would help the Series to meet its investment objective.

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Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

The Series has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Other investment strategies

Borrowing from banks

The Series may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Series will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its total assets.

Lending securities

The Series may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Initial public offerings (IPOs)

Under certain market conditions, the Series may invest in companies at the times of their IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Purchasing securities on a when-issued basis

The Series may buy or sell securities on a when-issued basis — that is, paying for securities before delivery. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions

In response to unfavorable market conditions, the Series may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Series’ investment objective. To the extent that the Series holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Series. Please see the statement of additional information (SAI) for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The portfolio managers maintain a long-term investment approach and focuses on securities that they believe can continue to provide returns over an extended time frame regardless of interim market fluctuations. Generally, the portfolio managers do not try to predict overall market movements. Although the Series may hold securities for any amount of time, the portfolio managers generally do not trade for short-term purposes.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

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How we manage the Series

How the Series strives to manage them: The portfolio managers limit the amount of the Series’ assets invested in any one industry and in any individual security. The portfolio managers also follow a rigorous selection process when choosing securities.

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

How the Series strives to manage it: The Series may invest in small- and medium-sized companies. The portfolio managers believe medium-sized companies, in general, are more stable than smaller companies and involve less risk due to their larger size, greater experience, and more extensive financial resources. Nonetheless, medium-sized companies have many of the same risks as small companies and are considered to be riskier, in general, than large-sized companies. To address this risk, the portfolio managers seek a well-diversified portfolio, select stocks carefully, and monitor them frequently.

Futures and options risk

Futures and options risk is the possibility that a series may experience a significant loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager(s) anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss to a series from using the strategy. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a series’ taxable income or gains. A series’ use of derivatives may be limited by the requirements for taxation of the series as a regulated investment company.

Investing in derivatives may subject a series to counterparty risk. Please refer to “Counterparty risk” for more information.

How the Series strives to manage it: The portfolio managers may use options and futures to protect gains in the portfolio without actually selling a security. The portfolio managers may also use options and futures to quickly invest excess cash so that the portfolio is generally fully invested.

The portfolio managers try to minimize counterparty risk by researching and considering the creditworthiness of all parties before entering into transactions with them and continually monitoring their creditworthiness thereafter. The Series will hold collateral from counterparties consistent with applicable regulations.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

How the Series strives to manage it: The Manager analyzes each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Foreign risk

Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of fund shares.

How the Series strives to manage it: The Series may invest up to 20% of its net assets in foreign securities. The portfolio managers attempt to reduce the risks presented by such investments by conducting world-wide fundamental research, including country visits. In addition, the portfolio managers monitor current economic conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities.

Political risk

Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

How the Series strives to manage it: The portfolio managers evaluate the political situations in the countries where the Series invests and take into account any potential risks before they select securities for the Series. However, there is no way to eliminate political risk when investing internationally. In emerging markets, political risk is typically more likely to affect the economy and share prices than in developed markets.

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Currency risk

Currency risk is the risk that the value of a series’ investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

How the Series strives to manage it: The portfolio managers may try to hedge the Series’ currency risk by purchasing foreign currency exchange contracts. If the portfolio managers agree to purchase or sell foreign securities at a preset price on a future date, the portfolio managers may attempt to protect the value of a security the Series owns from future changes in currency exchange rates. If the portfolio managers have agreed to purchase or sell a security for the Series, they may also use foreign currency exchange contracts to “lock in” the security’s price in terms of U.S. dollars or another applicable currency. The Series may use forward foreign currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such a strategy will be successful. Hedging is typically less practical in emerging markets.

Information risk

Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the United States.

How the Series strives to manage it: The portfolio managers conduct fundamental research on the companies that the Series invests in rather than relying solely on information available through financial reporting. As part of their worldwide research process, the portfolio managers emphasize company visits. The portfolio managers believe this will help them to better uncover any potential weaknesses in individual companies.

Inefficient market risk

Inefficient market risk is the risk that foreign markets may be less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

How the Series strives to manage it: The portfolio managers will attempt to reduce this risk by investing in a number of different countries, noting trends in the economy, industries, and financial markets.

Transaction costs risk

Transaction costs risk is the risk that the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

How the Series strives to manage it: The Series is subject to this risk. The portfolio managers strive to monitor transaction costs and to choose an efficient trading strategy for the Series.

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash-flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statute in non-U.S. countries and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940 Act).

How the Series strives to manage it: The portfolio managers select REITs based on the quality of their management and their ability to generate substantial cash flow, which the portfolio managers believe can help to shield the Series from some of the risks involved with real estate investing.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A fund also may not be able to dispose of illiquid securities at a favorable time or price during periods of infrequent trading of an illiquid security.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

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How we manage the Series

How the Series strives to manage it: The Series limits its exposure to illiquid securities to no more than 10% of its net assets.

Counterparty risk

Counterparty risk is the risk that if a series enters into a derivatives contract (such as a swap, futures, or options contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, the series may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Series strives to manage it: The portfolio managers seek to minimize this risk by considering the creditworthiness of all counterparties before the Series enters into transactions with them. The Series may hold collateral from counterparties consistent with applicable regulations.

Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect series performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a series.

How the Series strives to manage them: The portfolio managers evaluate the economic and political climate in the U.S. and abroad before selecting securities for the Series. The portfolio managers typically diversify the Series’ assets among a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

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Who manages the Series

Investment manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103, is the Series’ investment manager. Together, the Manager and the subsidiaries of Delaware Management Holdings, Inc. (DMHI) manage, as of Dec. 31, 2016, [Delaware update: $______] billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing the Delaware Investments Funds since 1938. The Manager is a series of Delaware Management Business Trust (a Delaware statutory trust), which is a subsidiary of DMHI. DMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of [____%] of average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ annual report to shareholders for the fiscal year ended Dec 31, 2016.

Portfolio managers

Francis X. Morris, Christopher S. Adams, Donald G. Padilla, Michael S. Morris, and David E. Reidinger will have primary responsibility for making day-to-day investment decisions for the Series.

Francis X. Morris, Senior Vice President, Chief Investment Officer — Core Equity
Francis X. Morris joined Delaware Investments in 1997 as a vice president and portfolio manager, and is currently the chief investment officer for Core Equity investments. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. In addition, Morris serves as a Trustee for the Delaware Management Holdings, Inc. (Delaware Investments) 401(k) and Retirement Plan. Prior to joining the firm, Morris was vice president and director of equity research at PNC Asset Management. He received a bachelor’s degree from Providence College and holds an MBA from Widener University. He is currently a member of the Business Advisory Council of the Providence College School of Business. Morris is a past president of the CFA Society of Philadelphia and is a member of the CFA Institute. He is a former officer of the National Association of Petroleum Investment Analysts.

Christopher S. Adams, CFA Vice President, Senior Portfolio Manager
Christopher S. Adams is a senior portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. From 1995 to 1998, he was the firm’s vice president, strategic planning. Prior to joining Delaware Investments in 1995 as assistant vice president of strategic planning, Adams had approximately 10 years of experience in the financial services industry in the U.S. and U.K., including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. Adams holds both bachelor’s and master’s degrees in history and economics from the University of Oxford, England, and received an MBA with dual concentrations in finance and insurance/risk management from The Wharton School of the University of Pennsylvania. He is a past president of the CFA Society of Philadelphia.

Michael S. Morris, CFA Vice President, Senior Portfolio Manager
Michael S. Morris, who joined Delaware Investments in 1999 as assistant vice president and senior analyst, is currently a senior portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Prior to joining the firm, he worked as a senior equity analyst at Newbold’s Asset Management, covering financial stocks. Morris began his investment career in 1993 at Ohio Casualty. He earned his bachelor’s degree in finance from Indiana University and an MBA from The Wharton School of the University of Pennsylvania. He is a former member of the Bank and Financial Analysts Association.

Donald G. Padilla, CFA Vice President, Senior Portfolio Manager
Donald G. Padilla is currently a senior portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Padilla joined Delaware Investments in 1994 as assistant controller in the firm’s treasury function, responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life 401(k) annuities segment. Prior to joining Delaware Investments, he held various positions at The Vanguard Group. Padilla holds a bachelor’s degree in accounting from Lehigh University, and he is a member of the CFA Society of Philadelphia.

David E. Reidinger, Vice President, Senior Portfolio Manager
David E. Reidinger joined Delaware Investments in October 2016 as a senior portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. From June 2004 to September 2016, Reidinger was a senior analyst and portfolio manager at Chartwell Investment Partners, where he worked on the firm’s small- and mid-cap growth strategies. Before that, Reidinger was a portfolio manager with Morgan Stanley Investment Management from 2000 to 2003, and a senior equity analyst with Tiger Management from 1998 to 2000. Reidinger began his

11

Who manages the Series

career in 1993 as an equity research analyst with Goldman Sachs. With more than 20 years of experience as an analyst, he has covered a broad range of industries within the information technology, consumer, and industrial sectors. Reidinger earned bachelor’s degrees in both mathematics and economics from Fordham University, and an MBA from Columbia Business School.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series shares.

Manager of managers structure

The Series and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Series’ sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not currently apply to any sub-advisor that is affiliated with the Series or the Manager.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

The Series and Manager are now seeking expanded exemptive relief with the SEC for a new manager of managers exemptive order (the “New MOM Order”) that would permit the Manager, with the approval of the Series’ Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Series without shareholder approval. If the Series and Manager are granted the New MOM Order that includes relief related to any affiliated sub-advisors, it would permit the Manager to recommend and hire a broader universe of sub-advisors than it may hire currently. Shareholders of the Series have approved the use of the New MOM Order subject to the SEC’s granting such relief.

Who’s who

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the series’ business affairs. Trustees establish procedures and oversee and review the performance of the series’ service providers.

Investment manager: An investment manager is a company with overall responsibility for the management of the series’ assets. The investment manager is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094
Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian/fund accountant: The Bank of New York Mellon, One Wall Street, New York, NY 10286-0001
Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a series’ net asset value (NAV) and providing financial reporting for the series.

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Important information about the Series

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution fees, or “Rule 12b-1” fees. The 12b-1 plan of Delaware VIP® Trust (Trust) allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life insurance company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life insurance companies with which your variable contract salesperson is associated.

Service Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.30%

* Pursuant to the Series’ 12b-1 plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from April [__], 2017 through May [__], 2018 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract).

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life insurance companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life insurance companies at NAV (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Series to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares and/or insurance products that contain the Series and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about Delaware VIP® Trust (Trust) and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Series and/or some or all other Delaware Investments® Funds), the Series’ advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated variable contract) over other investment options,

13

Important information about the Series

including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. A significant purpose of these payments is to increase sales of the Series’ shares and the products that include Series shares. The Manager or its affiliates may benefit from the Distributor’s or an affiliate’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

Valuation of shares

The price you pay for shares will depend on when the Series receives your purchase order. If the Series or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), you will pay that day’s closing Series share price, which is based on the Series’ NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Series share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next business day’s closing Series share price. A business day is any day that the NYSE is open for business (Business Day). The Series reserves the right to reject any purchase order.

The Series determines the NAV per share for each of its classes at the close of regular trading on the NYSE on each Business Day (normally 4:00 p.m. Eastern time). A Series does not calculate the NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, the Series’ closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each class of the Series is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. The Series generally prices securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem series shares because foreign markets are open at times and on days when U.S. markets are not. The Series prices fixed income securities on the basis of valuations provided to it by an independent pricing service that uses methods approved by the Board. For all other securities, the Series uses methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, normally at 4:00 p.m. Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Board’s oversight.

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Frequent trading of Series shares (market timing and disruptive trading)

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing and disruptive trading. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term round trip is considered any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term round trip in a series within 90 rolling calendar days of a previous short-term round trip in that series, you may be considered a market timer. In determining whether market timing has occurred, the Series consider short-term round trips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Series will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ then current prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Series seeks to make judgments and applications that are consistent with the interests of the Series’ contract owners. While the Series will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners who engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any series may be subject to disruptive trading activity. However, a series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00 p.m. Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under

15

Important information about the Series

common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset-allocation or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Series’ frequent trading policy with respect to an omnibus account, the Series’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Series’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Series’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Series’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If the Series’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. The Series expects to declare and distribute all of its net investment income, if any, as dividends annually. The Series will distribute net realized capital gains, if any, annually following the close of its fiscal year. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution. At the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested at NAV in additional shares of the Series.

Tax considerations. Shares of the Series must be purchased through separate accounts used to fund variable contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Series will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if such withdrawal is made before age 59½, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds and similar investment vehicles

The Lincoln Profile Funds, a fund of funds, may invest in the Series and, from time to time, may place large purchase or redemption orders with the Series due to allocation or rebalancing requirements of the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

Delaware VIP® Smid Cap Core Series

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information has been audited by [____________________], an independent registered public accounting firm, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

					Year ended
Service Class	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
Net asset value, beginning of period		$29.060	$31.330	$23.670	$22.570
Income (loss) from investment operations:
Net investment income (loss)[1]		(0.003)	0.042	(0.029)	(0.034)
Net realized and unrealized gain		2.127	0.593	9.244	2.492
Total from investment operations		2.124	0.635	9.215	2.458
Less dividends and distributions from:
Net investment income		(0.050)	—	—	(0.002)
Net realized gain		(2.574)	(2.905)	(1.555)	(1.356)
Total dividends and distributions		(2.624)	(2.905)	(1.555)	(1.358)
Net asset value, end of period		$28.560	$29.060	$31.330	$23.670
Total return[2]		7.31%	2.87%	40.98%	10.71%
Ratios and supplemental data:
Net assets, end of period (000 omitted)		$230,085	$203,931	$227,831	$173,948
Ratio of expenses to average net assets		1.08%	1.08%	1.08%	1.09%
Ratio of expenses to average net assets prior to fees waived		1.13%	1.13%	1.13%	1.14%
Ratio of net investment income (loss) to average net assets		(0.01% )	0.15%	(0.11% )	(0.14% )
Ratio of net investment income (loss) to average net assets prior to fees waived ...		(0.06% )	0.10%	(0.16% )	(0.19% )
Portfolio turnover		23%	18%	19%	23%

[1]	The average shares outstanding method has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

17

Additional information

Additional information about the Series’ investments is available in its annual and semiannual shareholder reports. In the Series’ annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The SAI and shareholder reports are available, free of charge, through the Series’ website delawareinvestments.com/vip/literature. The insurance company that issued your contract may make the SAI and shareholder reports available to shareholders on the insurance company’s website. You can find reports and other information about the Series on the EDGAR database on the SEC website (sec.gov). You may obtain copies of this information, paying a duplication fee, by emailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-1520. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

PR-VSCGSVC [12/16] 20989 [April [__], 2017]

Investment Company Act number: 811-05162

18

Statement of Additional Information

April [__], 2017

Delaware VIP®Trust

Series
Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Fund)

2005 Market Street, Philadelphia, PA 19103-7094 (regular mail)

This Statement of Additional Information (“SAI”) supplements the information contained in the current prospectuses (each a “Prospectus” and collectively, the “Prospectuses”) of the Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Fund) (the “Series”) of Delaware VIP Trust (“Trust”), each dated April [__], 2017, as they may be amended from time to time. This SAI should be read in conjunction with the Prospectuses for the variable contracts and the Trust. This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectuses. The Prospectuses may be obtained through our website at delawareinvestments.com; by writing or calling your financial advisor or by contacting the Series’ distributor, Delaware Distributors, L.P. (“Distributor”), at the above address or by calling toll-free at 800 523-1918. The Series’ financial statements, the notes relating thereto, the financial highlights, and the reports of the independent registered public accounting firm are incorporated by reference from the Series’ annual report (“Annual Report”) into this SAI. The Annual Report will accompany any request for this SAI. The Annual Report can be obtained, without charge, by calling 800 523-1918

AI-VIP

 [12/16] 20996 [April [__], 2017]

 [12/16] 20996 [April [__], 2017]

Organization and Classiﬁcation

This SAI relates only to the Series. The Series offers two classes of shares, Standard Class and Service Class (each a “Class”). The Series’ investment manager is Delaware Management Company (the “Manager” or “DMC”), which is a series of Delaware Management Business Trust (a Delaware statutory trust).

The shares of the Trust are sold only to separate accounts of life insurance companies (“life companies”) and the Lincoln Profile Funds. The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (“variable contracts”). The separate accounts invest in shares of the various Series in accordance with allocation instructions received from their contract owners.

Organization

The Trust was originally organized as a Maryland corporation in 1987 and was subsequently reorganized as a Delaware statutory trust on Dec. 15, 1999.

Classification

The Trust is an open-end management investment company. The Series’ portfolio of assets is “diversified” as defined by the Investment Company Act of 1940, as amended (“1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of a fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

Investment Objectives, Restrictions, and Policies

Investment Objectives

The Series’ investment objective is described in the Prospectuses.

Fundamental Investment Restrictions

The Trust has adopted the following restrictions for the Series which cannot be changed without approval by the holders of a “majority” of the Series’ outstanding shares, which is a vote by the holders of the lesser of: (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time the Series purchases securities.

The Series may not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Series may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with the Series, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Series from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

Nonfundamental Investment Restrictions

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, the Series will be subject to the following investment restriction, which is considered nonfundamental and may be

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changed by the Trust’s Board of Trustees (“Board”) without shareholder approval: The Series may not invest more than 10% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the applicable Series has valued the investment.

For purposes of the Series’ concentration policy, the Series intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry. In applying the Series’ fundamental policy concerning concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry) described above, it is a matter of nonfundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, insurance, insurance companies, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) the technology sector will be divided into various sub-categories (e.g., computers, internet, software, semiconductors, software, and telecommunication services).

Except for the Series’ policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

Portfolio Turnover

Portfolio trading will be undertaken principally to accomplish the Series’ respective investment objective. The Series is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Series’ investment objective. The Series will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving the Series’ investment objective.

The portfolio turnover rate tells you the amount of trading activity in the Series’ portfolio. A turnover rate of 100% would occur, for example, if all of the Series’ investments held at the beginning of a year were replaced by the end of the year, or if a single investment were frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of the Series’ shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, the Series may hold securities for any period of time.

The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate for the Series. Given the Series’ investment objective, the Trust anticipates that, ordinarily, the annual portfolio turnover rate is not expected to exceed 100% for Delaware VIP® Smid Cap Growth. It is possible that in any particular year market conditions or other factors might result in portfolio activity at a greater or lesser rate than anticipated.

For the past two fiscal years, the Series’ portfolio turnover rates were approximately as follows:

Series	2014	2015
Delaware VIP Smid Cap Core Series	18%	23%

Investment Strategies and Risks

The Series’ strategies and risks are described in the Prospectuses. Certain additional investment information is provided below. The following discussion supplements the descriptions of the Series’ investment strategies and risks that are included in the Prospectuses. All investment strategies of the Series are nonfundamental and may be changed without shareholder approval.

Borrowing

The Series may borrow money from banks, including its custodian, as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. The Series may also obtain such short-term borrowing from banks as may be necessary from time to time due, but not limited, to such events as: large dividend payments, failed trades, the clearance of purchases and sales of portfolio securities, and securities on loan. The Series will be required to pay interest to the lending banks on amounts borrowed. As a result, borrowing money could result in the Series being unable to meet their investment objectives.

The 1940 Act and the SEC’s current rules, exemptions, and interpretations thereunder, permit the Series to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Series is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its respective borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market

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fluctuations or otherwise. In the event that the Series is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Series’ holdings would be disadvantageous from an investment standpoint. Investment securities will not be purchased while the Series has an outstanding borrowing.

In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted “senior securities,” the Series is also permitted under the 1940 Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Combined Transactions

Certain Series may enter into combined transactions.

Combined transactions may include multiple options transactions; multiple futures transactions; multiple currency transactions (including forward currency contracts) and multiple interest rate transactions; and any combination of futures, options, currency, and interest rate transactions (“component” transactions) instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager, it is in the best interests of the Series to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Convertible Securities

The Series may invest in convertible and debt securities of issuers in any industry, convertible preferred stocks that offer enhanced yield features as well as other enhanced convertible securities. Common stock acquired upon conversion of a convertible security will generally be held for so long as the Manager anticipates such stock will provide the Series with opportunities which are consistent with the Series’ investment objectives and policies. The Series may invest in convertible debentures without regard to rating categories.

A convertible security is generally a debt obligation, preferred stock, or other security that may be converted within a specified period of time into a certain amount of common stock of the same or of a different issuer. The conversion may occur at the option of the investor in or issuer of the security, or upon a predetermined event. A convertible security typically provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities are also subject to risks that affect debt securities in general.

Although less than an investment in the underlying stock, the potential for gain on an investment in a convertible security is greater than for similar nonconvertible securities. As a result, a lower yield is generally offered on convertible securities than on otherwise equivalent nonconvertible securities. There is no guarantee that the Series will realize gains on a convertible security in excess of the foregone yield it accepts to invest in such convertible security.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to the company’s common stock, but may be subordinate to other types of fixed income securities issued by that company. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank or other sponsor, the security is an obligation of and is convertible through the issuing investment bank. However, the common stock received upon conversion is that of a company other than the investment bank or sponsor. The issuer of a convertible security may be important in determining the security’s true value. This is because the holder of a convertible security will have recourse only to the issuer.

Convertible preferred stock. A convertible preferred stock is usually treated like a preferred stock for the Series’ financial reporting, credit rating, and investment policies, and limitations purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so its market value is dependent on the issuer’s business prospects for an indefinite period of time. Distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for tax purposes. Investments in convertible preferred stock, as compared to the debt obligations of an issuer, generally increase the Series’ exposure to the credit risk of the issuer and market risk generally, because convertible preferred stock will fare more poorly if the issuer defaults or markets suffer.

Risks. An investment in a convertible security may involve risks. The Series may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Series’ ability to

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dispose of a security when necessary to meet the Series’ liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Series to obtain market quotations based on actual trades for purposes of valuing the Series’ portfolio. Although the Series intends to acquire convertible securities that the Manager considers to be liquid (i.e., those securities that the Manager determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Series. The Series may also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Series to obtain timely market quotations based on actual trades for convertible securities.

Depositary Receipts

The Series may invest in sponsored and unsponsored American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), and global depositary receipts (“GDRs”).

Many securities of foreign issuers are represented by ADRs, GDRs, and EDRs (collectively, “depositary receipts”). Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Series will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. If the issuer’s home country does not have developed financial markets, the Series could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Series may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Series’ investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Series will be exposed to additional credit risk.

Derivatives Instruments

The Series may invest in some or all of the following types of derivatives instruments: equity linked securities, forward foreign currency exchange contracts, futures, options, and swaps, all of which are described in more detail in this section of the SAI.

Generally, derivatives are financial instruments whose values depend on or are derived from the value of one or more underlying assets, reference rates, indices, or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities, or related indices. Derivatives instruments allow the Series to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Because some derivatives instruments used by the Series may oblige the Series to make payments or incur additional obligations in the future, the SEC requires mutual funds to “cover” or segregate liquid assets equal to the potential exposure created by such derivatives. For more information about segregating assets, see “Segregation of Assets” in this section.

The Series may value derivatives instruments at market value, notional value, or full exposure value (i.e., the sum of the notional amount for the contract plus the market value). The manner in which certain securities or other instruments are valued by the Series may differ from the manner in which those investments are valued by other types of investors.

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Exclusion from commodity pool operator definition. The Series has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, are not subject to CFTC registration or regulation as a CPO. In addition, the Manager is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Series, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options, and certain swaps, which in turn include nondeliverable currency forwards, as further described below. Because the Manager and the Series intend to comply with the terms of the CPO exclusion, the Series may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Series are not intended as vehicles for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Manager’s reliance on these exclusions, or the Series, its investment strategies, or this SAI.

Generally, the exclusion from CPO regulation on which the Manager relies requires the Series to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Series’ positions in commodity interests may not exceed 5% of the liquidation value of the Series’ portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Series’ commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% the liquidation value of the Series’ portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Series may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options, or swaps markets. If, in the future, the Series can no longer satisfy these requirements, the Trust would withdraw the notice claiming an exclusion from the definition of a CPO, and the Manager would be subject to registration and regulation as a CPO with respect to the Series, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Manager’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Series, a Series may incur additional compliance and other expenses.

Developing government regulation of derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivatives instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Series engages in derivatives transactions, may limit or prevent the Series from using or limit the Series’ use of these instruments effectively as a part of its investment strategy, and could adversely affect the Series’ ability to achieve its investment goal(s). The Manager will continue to monitor developments in this area. New requirements, even if not directly applicable to the Series, may increase the cost of the Series’ investments and cost of doing business.

Equity Securities

Equity securities represent ownership interests in a company and will generally consist of common stocks, preferred stocks, and warrants to acquire common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the net asset value (“NAV”) of the Series to fluctuate.

Fixed Income Securities

The Series may invest in fixed income securities. These may be high yield, high-risk fixed income securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (“S&P”) and lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or similarly rated by another nationally recognized statistical rating organization (“NRSRO”). See “High Yield Securities (”Junk bonds“)” below for more information about these types of fixed income securities.

The Series may invest up to 20% of its assets in fixed income securities. The Series may also invest up to 15% of the foregoing portion in noninvestment grade fixed income securities if the Manager believes that doing so would help the Series meet its investment objective. The Series may also invest in convertible bonds, preferred stocks and convertible preferred stock, provided that these investments, when aggregated with the Series’ investments in fixed income securities do not exceed 35% of such Series’ assets.

In general, a debt security represents a loan of money to the issuer by the purchaser of the security. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain time period. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment grade, below-investment-grade (commonly referred to as “junk bonds”), and unrated bonds. Debt securities are subject to a variety of risks, such as interest rate risk, default risk, call/prepayment risk, inflation risk, credit risk, and, in the case of foreign bonds, country risk and currency risk. The reorganization of a debt issuer under the federal

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bankruptcy laws may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or a related entity.

Foreign Investments

The Series may invest a portion of its assets in foreign securities. The Series may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Series’ distributions paid to shareholders. It is also expected that the expenses for custodial arrangements of the Series’ foreign securities will be somewhat greater than the expenses for the custodial arrangements for U.S. securities of equal value.

Overview. Investors should consider carefully the substantial risks associated with investing in the securities of certain governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the usual risks inherent in domestic investments. As with U.S. securities, the value of foreign securities is affected by general economic conditions and individual issuer and industry earnings prospects. Investments in depositary receipts also involve some or all of the risks described below.

There is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments that could affect investments in securities of issuers in foreign nations. There is no assurance that the Manager will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar to such foreign currencies.

There may be less publicly available information about foreign issuers that is comparable to the reports and ratings published about issuers in the U.S. Foreign issuers generally are not subject to uniform accounting or financial reporting standards. Auditing practices and requirements may not be comparable to those applicable to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. The Series may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company. Some countries limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms than securities of the issuer available for purchase by nationals. Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. In some countries the repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval. The Series could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

From time to time, trading in a foreign market may be interrupted. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. The Series, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value (“NAV”).

In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. Foreign over-the-counter markets tend to be less regulated than foreign stock exchange markets and, in certain countries, may be totally unregulated. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the U.S., are likely to be higher. Foreign security trading, settlement, and custodial practices (including those involving securities settlement where assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, may be cumbersome, and may result in increased risk or substantial delays. This could occur in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker/dealer, securities depository, or foreign subcustodian.

To the extent that the Series invests a significant portion of its assets in a specific geographic region or country, the Series will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions or changes in policies in a certain region or country can affect securities of other countries whose economies appear to be unrelated but are otherwise connected. In the event of economic or political turmoil, a deterioration of diplomatic relations or a natural or man-made disaster in a region or country where a substantial portion of the Series’ assets are invested, the Series, may have difficulty meeting a large number of shareholder redemption requests.

The holding of foreign securities may be limited by a Series, to avoid investment in certain Passive Foreign Investment Companies (“PFICs”).

Developing markets or emerging markets. Investments in companies domiciled or with significant operations in developing market or emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include, among others (i) less social, political, and economic stability; (ii) smaller securities markets with low or nonexistent trading volume, which result in greater illiquidity and greater price volatility; (iii) certain national policies which may restrict the Series’ investment opportunities, including restrictions on investment in issuers

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or industries deemed sensitive to national interests; (iv) foreign taxation, including less transparent and established taxation policies; (v) less developed regulatory or legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing market countries, of a capital market structure or market-oriented economy; (vii) more widespread corruption and fraud; (viii) the financial institutions with which the Series may trade may not possess the same degree of financial sophistication, creditworthiness, or resources as those in developed markets; and (ix) the possibility that recent favorable economic developments in some developing market countries may be slowed or reversed by unanticipated economic, political, or social events in such countries.

In addition, many developing market countries have experienced substantial and, during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency, and balance of payments position. The economies of some developing market countries may be based on only a few industries, and may be highly vulnerable to changes in local or global trade conditions.

Settlement systems in developing market countries may be less organized than in developed countries. Supervisory authorities may also be unable to apply standards which are comparable with those in more developed countries. There may be risks that settlement may be delayed and that cash or securities belonging to the Series may be in jeopardy because of failures of or defects in the settlement systems. Market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the relevant transaction is effected might result in a loss being suffered by the Series. The Series seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Series will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing market countries frequently lack the substance, capitalization, and/or financial resources of those in developed countries. Uncertainties in the operation of settlement systems in individual markets may increase the risk of competing claims to securities held by or to be transferred to the Series. Legal compensation schemes may be nonexistent, limited, or inadequate to meet the Series’ claims in any of these events.

Securities trading in developing markets presents additional credit and financial risks. The Series may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of developing market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular developing market. Potential counterparties may not possess, adopt, or implement creditworthiness standards, financial reporting standards, or legal and contractual protections similar to those in developed markets. Currency and other hedging techniques may not be available or may be limited.

The local taxation of income and capital gains accruing to nonresidents varies among developing market countries and may be comparatively high. Developing market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Series could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets.

Many developing market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or nonexistent. Investments in developing market countries may involve risks of nationalization, expropriation, and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that similar expropriation will not occur in the future. In the event of expropriation, the Series could lose all or a substantial portion of any investments it has made in the affected countries. Accounting, auditing, and reporting standards in certain countries in which the Series may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. In addition, it is possible that purported securities in which the Series invested may subsequently be found to be fraudulent and as a consequence the Series could suffer losses.

Finally, currencies of developing market countries are subject to significantly greater risks than currencies of developed countries. Some developing market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including the Series’ securities, denominated in that currency. Some developing market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some developing market countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Series’ shareholders.

Foreign governmental and supranational debt securities. Investments in debt securities of foreign governmental or supranational issuers are subject to all the risks associated with investments in U.S. and foreign securities and certain additional risks.

Foreign government debt securities, sometimes known as sovereign debt securities, include debt securities issued, sponsored, or guaranteed by: governments or governmental agencies, instrumentalities, or political subdivisions located in emerging or developed market countries; government owned, controlled, or sponsored entities located in emerging or developed market countries; and entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

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A supranational entity is a bank, commission, or company established or financially supported by the national governments of one or more countries to promote reconstruction, trade, harmonization of standards or laws; economic development; and humanitarian, political, or environmental initiatives. Supranational debt obligations include: Brady Bonds (which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness); participations in loans between emerging market governments and financial institutions; and debt securities issued by supranational entities such as the World Bank, Asia Development Bank, European Investment Bank, and the European Economic Community.

Foreign government debt securities are subject to risks in addition to those relating to debt securities generally. Governmental issuers of foreign debt securities may be unwilling or unable to pay interest and repay principal, or otherwise meet obligations, when due and may require that the conditions for payment be renegotiated. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the issuing country’s economy as a whole, the sovereign debtor’s policy toward principal international lenders, such as the International Monetary Fund or the World Bank, and the political considerations or constraints to which the sovereign debtor may be subject. Governmental debtors also will be dependent on expected disbursements from foreign governments or multinational agencies and the country’s access to, or balance of, trade. Some governmental debtors have in the past been able to reschedule or restructure their debt payments without the approval of debt holders or declare moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which the Series may collect in whole or in part on debt subject to default by a government.

Foreign currency exchange rates. Changes in foreign currency exchange rates will affect the U.S. dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by the Series in that foreign currency. This may affect the Series’ share price, income, and distributions to shareholders. Some countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It will be more difficult for the Manager to value securities denominated in currencies that are fixed or managed. Certain currencies may not be internationally traded, which could cause illiquidity with respect to the Series’ investments in that currency and any securities denominated in that currency. Currency markets generally are not as regulated as securities markets. The Series endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchanges (to cover service charges) may be incurred, particularly when the Series changes investments from one country to another or when proceeds of the sale of securities in U.S. dollars are used for the purchase of securities denominated in foreign currencies. Some countries may adopt policies that would prevent the Series from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Series’ portfolio securities are denominated may have a detrimental impact on the Series. Where the exchange rate for a currency declines materially after the Series’ income has been accrued and translated into U.S. dollars, the Series may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Series incurs expenses in U.S. dollars and the time such expenses are paid, the Series will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.

Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Series’ exposure to foreign securities losses.

The Series do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals, and grains). Accordingly, the Series interpret the fundamental restriction to permit them (subject to their investment goals and general investment policies) to invest directly in foreign currencies and other financial commodities and to purchase, sell, or enter into foreign currency futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate, securities-related or foreign currency-related futures contracts or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Series also interpret their fundamental restriction regarding purchasing and selling physical commodities to permit the Series to invest in exchange-traded funds or other entities that invest in physical and/or financial commodities.

Forward Foreign Currency Exchange Contracts

The Series may enter into forward foreign currency exchange contracts. The Series may each purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect current or intended investments from fluctuations in currency exchange rates.

The Series value its assets daily in U.S. dollars. It does not intend to convert the value of its foreign holdings into U.S. dollars on a daily basis. The Series will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to facilitate or expedite settlement of Series transactions and to minimize currency value fluctuations. The Series may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a “forward foreign currency” contract or “forward” contract). The Series will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

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When the Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Series may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Series will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when the Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Series may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Series denominated in such foreign currency.

The Series may use forward currency contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Series.

In connection with purchases and sales of securities denominated in foreign currencies, the Series may enter into forward currency contracts to fix a definite price for the purchase or sale in advance of the trade’s settlement date. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Manager expects to enter into settlement hedges in the normal course of managing the Series’ foreign investments. The Series could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in a foreign currency, even if the specific investments have not yet been selected by the Manager.

The Series may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if the Series owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge (sometimes referred to as a “position hedge”) would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Series could also hedge the position by selling another currency expected to perform similarly to the pound sterling — for example, by entering into a forward contract to sell euros in return for U.S. dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover forward currency contracts. As required by SEC guidelines, the Series will segregate assets to cover forward currency contracts, if any, whose purpose is essentially speculative.

Under definitions adopted by the CFTC and the SEC, nondeliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” A nondeliverable forward is a cash-settled, short-term forward contract on a thinly traded or nonconvertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. Although nondeliverable forwards have historically been traded in the over-the-counter (“OTC”) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. Currency and cross currency forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers.

Risks of forward foreign contracts. The successful use of these transactions will usually depend on the Manager’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, the Series may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, for example, due to bankruptcy or insolvency of the counterparty. While the Series uses only counterparties that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Moreover, investors should bear in mind that the Series is not obligated to actively engage in hedging or other currency transactions. For example, the Series may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might avoid a loss.

Currency forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Series than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between the Series’ portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward contracts entered into by the Series. This imperfect correlation may cause the Series to sustain losses that will prevent the Series from achieving a complete hedge or expose the Series to risk of foreign exchange loss.

Futures and Options on Futures

The Series may enter into futures contracts relating to securities, securities indices (such as stocks and stock indices). Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts, and foreign currency futures contracts are collectively referred to as

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Investment Strategies and Risks

“futures contracts.” Such investment strategies will be used as a hedge and not for speculation. Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect the Series’ current or intended investments from broad fluctuations in stock or bond prices. When the Series is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Series intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out. Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on the Series’ current or intended investments in fixed income securities. The Series may also engage in currency “cross hedging” when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that the Series may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated.

The Series may purchase and write options on the types of futures contracts in which the Series may invest. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in the Series’ portfolio. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. The Series may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts.

The Series may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Series might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Series to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset, or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Series will incur brokerage fees when it buys or sells futures contracts.

The Series generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When the Series enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Series), an amount referred to as “initial margin” that currently ranges from 1% to 15% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Series or received by the Series in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the futures contract. The account is marked-to-market daily and the variation margin is monitored by the Manager and the Series’ custodian on a daily basis. When the futures contract is closed out, if the Series has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Series has a loss of less than the margin amount, the excess margin is returned to the Series. If the Series has a gain, the full margin amount and the amount of the gain are paid to the Series.

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Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. The Series’ use of futures contracts is subject to the risks associated with derivatives instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Series in excess of the amount that the Series delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Series. In addition, if the Series has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Series to experience substantial losses on an investment in a futures contract.

There is a risk of loss by the Series of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Series has an open position in a futures contract. The assets of the Series may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Series might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Series is also subject to the risk that the FCM could use the Series’ assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The Series may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Series wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Manager’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, the Series’ overall performance will be poorer than if it had not entered into a futures contract. For example, if the Series has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Series will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the Manager may still not necessarily result in a profitable transaction.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as the Series, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When the Series buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby the Series has the right to purchase or sell, respectively, a

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particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, the Series could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer.

For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. The Series’ use of options on futures contracts is subject to the risks related to derivatives instruments generally. In addition, the amount of risk the Series assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

Initial Public Offerings

Under certain market conditions, the Series may invest in a company at the time of its initial public offering (IPO).

Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Illiquid and Restricted Securities

In order to assure that the Series has sufficient liquidity, no Series may invest more than 10% of its net assets in illiquid assets. This policy shall extend to all restricted securities, including securities eligible for resale without registration pursuant to Rule 144A of the 1933 Act (“Rule 144A Securities”) (described below), and repurchase agreements maturing in more than seven days. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Series. Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity of the Series to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

An investment is generally deemed to be illiquid if it cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series is valuing the investment. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

The Series may purchase privately placed debt and other securities whose resale is restricted under applicable securities laws. Such restricted securities generally offer a higher return than comparable registered securities but involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which could result in the Series obtaining a less favorable price on a resale.

The Series may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Series. Restricted securities generally offer a higher return potential than comparable registered securities but involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which would result in the Series obtaining a less favorable price on a resale.

While maintaining oversight, the Board has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Series’ holdings of illiquid securities exceed the Series’ 10% limit on investment in such securities (15% in the case of Delaware VIP Diversified Income,

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Delaware VIP High Yield, Delaware VIP Limited-Term Diversified Income, and Delaware VIP U.S. Growth Series), the Manager will determine what action shall be taken to ensure that the Series continues to adhere to such limitation.

Investment Companies

The Series may invest in other investment companies to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto.

With respect to unaffiliated funds in which the Series may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Series’ total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Series’ total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Series. The Series will limit its investments in unaffiliated funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Series’ investments to exceed such limits in unaffiliated underlying funds. To the extent that the Series invests in another investment company because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Series, there may be duplication of investment management and other fees. The Series may also invest its cash balances in affiliated money market funds to the extent permitted by its investment policies and rules and exemptions granted under the 1940 Act.

The Series may invest in securities issued by closed-end funds, subject to any of its investment policies. If the Series invests in shares issued by leveraged closed-end funds, it will face certain risks associated with leveraged investments. Investments in closed-end funds are subject to additional risks. For example, the price of the closed-end fund’s shares quoted on an exchange may not reflect the NAV of the securities held by the closed-end fund, and the premium or discount the share prices represent versus NAV may change over time based on a variety of factors, including supply of and demand for the closed-end fund’s shares, that are outside the closed-end fund’s control or unrelated to the value of the underlying portfolio securities. If the Series invests in the closed-end fund to gain exposure to the closed-end fund’s investments, the lack of correlation between the performance of the closed-end fund’s investments and the closed-end fund’s share price may compromise or eliminate any such exposure.

Options

The Series may write call options and purchase put options on a covered basis only. The Series also may enter into closing transactions with respect to such options transactions. The Series may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Series’ investment objective. The Series may invest up to 2% of its total assets in the purchase of put options. The Series will, at all times during which it holds a put option, own the security covered by such option. The Series intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The Series will not engage in option transactions for speculative purposes.

To the extent authorized to engage in option transactions, the Series may invest in options that are exchange listed. The Series reserves the right to invest in over-the-counter options upon written notice to their shareholders. Certain over-the-counter options may be illiquid. The Series will enter into an option position only if there appears to be a liquid market for such options. However, there can be no assurance that a liquid secondary market will be maintained. Thus, it may not be possible to close option positions, which may have an adverse impact on the Series’ ability to effectively hedge its securities. The Series also may write call options and purchase put options on certain stock indices and enter into closing transactions in connection therewith. The Series will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Overview. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument; the remaining term of the option, supply, demand, or interest rates; and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the U.S. are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting the Series to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of the Series’ orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, the Series has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Series may enter into closing sale transactions

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with respect to call options, exercise them, or permit them to expire. For example, the Series may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Series may expire without any value to the Series, in which case the Series would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Series has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). As with a call option, the Series may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Series may buy a put option on an underlying reference instrument owned by the Series (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Series, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Series may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Manager deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option were not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. The Series will write call options on a covered basis only.

If the Series writes a covered call option, any underlying reference instruments that are held by the Series and subject to the call option will be earmarked on the books of the Series as segregated to satisfy its obligations under the option. The Series will be unable to sell the underlying reference instruments that are subject to the written call option until the Series either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, the Series gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Series to sell the underlying instrument at the exercise price. In that case, the Series will sell the underlying reference instrument to the option buyer for less than its market value, and the Series will experience a loss (which will be offset by the premium received by the Series as the writer of such option). If a call option expires unexercised, the Series will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Series will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, the Series has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Series, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Series will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Series expires unexercised, the Series will realize a gain in the amount of the premium received.

Closing out options (exchange traded options). As the writer of an option, if the Series wants to terminate its obligation, the Series may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the Series’ position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.

Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by the Series. Closing transactions allow the Series to terminate its positions in written and purchased options. The Series will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Series to buy the option (in the case of purchased

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options). For example, increases in the market price of a call option sold by the Series will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Series.

Over-the-counter (“OTC”) options. Like exchange traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of nonperformance by the dealer, including because of the dealer’s bankruptcy or insolvency. While the Series uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. The Series may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When the Series writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Series originally wrote the option. The Series may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

Risks of options. The Series’ options investments involve certain risks, including general risks related to derivatives instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Series may have difficulty effecting closing transactions in particular options. Therefore, the Series would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Series could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when the Series cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Series would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If the Series, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of the Series’ portfolio that is being hedged. In addition, the Series bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Manager is not successful in using options in managing the Series’ investments, the Series’ performance will be worse than if the Manager did not employ such strategies.

Real Estate Investment Trusts (“REITs”)

The Series may invest in REITs.

REITs are pooled investment vehicles that invest primarily in income-producing real estate or in mortgages and loans collateralized by real estate. “Equity” REITs are real estate companies that own and manage income-producing properties such as apartments, hotels, shopping centers, or office buildings. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management and generally concentrate on a specific geographic region or property type. “Mortgage” REITs make loans to commercial real estate developers and earn income from interest payments. A hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interest and mortgage interests in real estate. Although not required, the Manager anticipates that under normal circumstances the Series will invest primarily in Equity REITs. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

For U.S. federal tax law purposes, to qualify as a REIT, a company must derive at least 75% of its gross income from real estate sources (rents, mortgage interest, or gains from the sale of real estate assets), and at least 95% from real estate sources, plus dividends, interest, and gains from the sale of securities. Real property, mortgage loans, cash, and certain securities must comprise 75% of a company’s assets. In order to qualify as a REIT, a company must also make distributions to shareholders aggregating annually at least 90% of its REIT taxable income.

REIT risks. The Series’ investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by any changes in the value of the underlying properties owned by the REITs and other factors and their prices tend to go up and down, while mortgage REITs may be affected by the quality of any credit extended. REITs are not diversified and are subject to the risks of financing projects. A REIT’s performance depends on the types and locations of the properties it owns and on

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management skills. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent, or poor management. REITs whose underlying assets include U.S. long-term healthcare properties, such as nursing, retirement and assisted living homes, may be impacted by U.S. federal regulations concerning the healthcare industry. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.

REITs (especially mortgage REITs) are also subject to interest rate risks — when interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Because REITs typically are invested in a limited number of projects or in a particular market segment, REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Repurchase Agreements

The Series may, from time to time, enter into repurchase agreement transactions which are at least 102% collateralized by U.S. government securities.

Under a repurchase agreement, the Series agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities from a qualified bank or broker/dealer and then to sell the securities back to the bank or broker/dealer on an agreed upon date (generally less than seven days) at a higher price, which reflects currently prevailing short-term interest rates. Entering into repurchase agreements allows the Series to earn a return on cash in the Series’ portfolio that would otherwise remain uninvested. The bank or broker/dealer must transfer to the Series’ custodian, as collateral, securities with an initial market value of at least 102% of the dollar amount paid by the Series to the counterparty. The Manager will monitor the value of such collateral daily to determine that the value of the collateral equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker/dealer, including possible delays or restrictions upon the Series’ ability to sell the underlying securities and additional expenses in seeking to enforce the Series’ rights and recover any losses. The Series will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker/dealers that the Manager has determined, based on the information available at the time, present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. Although the Series seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high-quality collateral, some credit risk remains. The counterparty could default, which may make it necessary for the Series to incur expenses to liquidate the collateral. In addition, the collateral may decline in value before it can be liquidated by the Series. A repurchase agreement with more than seven days to maturity is considered an illiquid security and is subject to the Series’ investment restriction on illiquid securities.

The funds in the Delaware Investments family of mutual funds (each a “Delaware Investments Fund” and collectively, the “Delaware Investments Funds”) have obtained an exemption (the “Order”) from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments Funds jointly to invest cash balances. The Series may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Securities Lending

The Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (“Lending Agreement”) with The Bank of New York Mellon (“BNY Mellon”). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by the Manager that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted

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to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to the Series of individual separate accounts, each corresponding to the Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any OECD country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

Segregation of Assets

Consistent with SEC staff guidance, financial instruments that involve the Series’ obligation to make future payments to third parties will not be viewed as creating any senior security provided that the Series covers its obligations as described below. Those financial instruments can include, among others, (i) securities purchased on a when-issued, delayed delivery, or to be announced basis, (ii) futures contracts, (iii) forward currency contracts, (iv) swaps, (v) written options, (vi) unfunded commitments, (vii) securities sold short, and (viii) reverse repurchase agreements.

Consistent with SEC staff guidance, the Series will consider its obligations involving such a financial instrument as “covered” when the Series (1) maintains an offsetting financial position, or (2) segregates liquid assets (constituting cash, cash equivalents, or other liquid portfolio securities) equal to the Series’ exposures relating to the financial instrument, as determined on a daily basis. Dedicated Series compliance policies and procedures, which the Board has approved, govern the kinds of transactions that can be deemed to be offsetting positions for purposes of (1) above, and the amounts of assets that need to be segregated for purposes of (2) above (“Asset Segregation Policies”).

With respect to futures contracts that are not legally required to “cash settle,” the Series may cover the open position by setting aside or “earmarking” liquid assets in an amount that, when added to the amounts deposited with a futures commission merchant as margin, equal the market value of the instruments underlying the futures contract (sometimes referred to as the notional value of the contract). With respect to futures that are required to “cash settle,” however, the Series is permitted to set aside or “earmark” liquid assets in an amount that, when added to the amounts deposited with a futures commission merchant as margin, equal the Series’ daily marked to market (net) obligation under the contract ( i.e., the daily market value of the contract itself), if any; in other words, the Series may set aside its daily net liability, if any, rather than the notional value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, the Series will have the ability to utilize these contracts to a greater extent than if the Series were required to segregate or “earmark” assets equal to the full notional value of the futures contract.

The Series’ Asset Segregation Policies may require the Series to sell a portfolio security or exit a transaction, including a transaction in a financial instrument, at a disadvantageous time or price in order for the Series to be able to segregate the required amount of assets. If segregated assets decline in value, the Series will need to segregate additional assets or reduce its position in the financial instruments. In addition, segregated assets may not be available to satisfy redemptions or for other purposes, until the Series’ obligations under the financial instruments have been satisfied. In addition, the Series’ ability to use the financial instruments identified above may under some circumstances depend on the nature of the instrument and amount of assets that the Asset Segregation Policies require the Series to segregate.

Short-Term Debt Instruments and Temporary Investments

The Series may invest in money market securities (the types of which are discussed below) for liquidity and cash management purposes or if the Manager determines that securities meeting the Series’ investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Manager determines that conditions warrant, the Series may increase this percentage up to 100%. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a NRSRO, such as S&P or Moody’s, or determined by the Manager to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits, and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase

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agreements involving such securities. Each of these types of money market securities is discussed in more detail below. Although not a principal strategy of these Series, for temporary defensive purposes, all or a substantial portion of the assets of the Delaware VIP® Emerging Markets Series and Delaware VIP International Value Equity Series may be invested in these securities rated AA or better by S&P and Aa or better by Moody’s, or if unrated, determined to be of comparable quality.

U.S. Government Securities. Examples of types of U.S. government obligations in which the Series may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

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U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Treasury Receipts (“TRs”).

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Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

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U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

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U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of the Series’ shares.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days. The Series may invest in short-term promissory notes issued by corporations that, at the time of purchase, are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody’s and A-1 by S&P are the highest investment grade category.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. The Series may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks are not covered by the Federal Deposit Insurance Corporation (“FDIC”) and may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect the payment of principal or interest on the securities held by the Series. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

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Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on, and accepted by, a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

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Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Unless they can be traded on a secondary market, certificates of deposit with penalties for early withdrawal will be considered illiquid.

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Time Deposits. Time deposits are nonnegotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, they earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

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Small to Medium-Sized Companies

Certain Series may invest in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500® Index. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are typically subject to a greater degree of change in their earnings and prospects. The companies’ securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

When-Issued and Delayed-Delivery Securities

The Series may purchase securities on a when-issued or delayed-delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take up to a month after the date of the purchase commitment, although in some cases it may take longer. The Series will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Series enters into the commitment and no interest accrues to the Series until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Special Risks related to Cybersecurity Issues

As an open-end management investment company, the Trust has delegated its operational activities to third-party service providers, subject to the oversight of the Board. Because the Trust operates its business through third-party service providers, it does not itself have any operational or security systems or infrastructure that are potentially subject to cyber attacks. The third-party service providers that facilitate the Trust’s business activities, including, but not limited to, fund management, custody of Trust assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Trust and its shareholders, including from breakdowns or failures of the third-party service providers’ own systems or capacity constraints. A failure or breach of the operational or security systems or infrastructure of the Trust’s third-party service providers could disrupt the Trust’s operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses. Although the Trust and its third-party service providers have business continuity plans and other safeguards in place, the operations of the Trust’s third-party service providers may be adversely affected by significant disruption of the service providers’ operating systems or physical infrastructure that support the Trust and its shareholders.

The proliferation of new technologies, the use of the Internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Trust’s third-party service providers are subject. The third-party service providers rely on digital technologies, computer and email systems, software, and networks to conduct their business and the business of the Trust. The Trust’s third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss, or destruction of the Trust’s or its shareholders’ confidential and other information, or otherwise disrupt the business operations of the Trust or its third-party service providers. Although to date the Trust has not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Trust or its third-party service providers will not suffer such losses in the future.

Disruptions or failures in the physical infrastructure or operating systems that support the Trust’s third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Trust’s third-party service providers use to service the Trust’s operations, could result in financial losses, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The business continuity policies and procedures that the Trust and its third-party service providers have established seek to identify and mitigate the types of risk to which the Trust and its third-party service providers are subject. As with any risk-management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.

Disclosure of Portfolio Holdings Information

The Series provides a complete list of its holdings four times in each fiscal year, as of the end of each quarter. The lists appear in the Series’ Semiannual and Annual Reports to shareholders and in the Series’ Form N-Q. The Series file the lists with the SEC on Form N-CSR (second and fourth quarters) and Form N-Q (first and third quarters). Contract owners may view the Series’ Forms N-CSR and N-Q on the Series’ website at delawareinvestments.com and on the SEC’s website at sec.gov. Forms N-CSR and N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 202 550-8090.

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Disclosure of Portfolio Holdings Information

The Series has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. This information is available publicly to any and all VIP Series investors free of charge by calling 800 523-1918.

The Series may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants and ratings and ranking organizations.

Other entities, including institutional investors and intermediaries that distribute the Series’ shares, are generally treated similarly and are not provided with the Series’ portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Series are provided with the Series’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Series and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. In accordance with the policy, certain third-party service providers receive nonpublic portfolio holdings information on an ongoing basis in order to perform their duties on behalf of the Series. They are: the Manager’s affiliates (Delaware Management Business Trust, Delaware Investments Fund Services Company, and the Distributor), the Series’ independent registered public accounting firm, the Series’ custodian, the Series’ legal counsel, the Series’ financial printer (DG3), and the Series’ proxy voting service. These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Nondisclosure Agreements”) with the Series or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Nondisclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Series shares or in shares of the Series’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Series, nor the Manager, nor JSP, nor any affiliate receives any compensation or consideration with respect to these agreements. The Trust disseminates portfolio holdings information pursuant to Nondisclosure Agreements to the following parties: Morningstar receives the Trust’s holdings quarterly within a 30-day lag; Lipper receives the Trust’s holdings quarterly with a minimum 30-day lag; and Lincoln National Life Insurance Company receives the Trust’s holdings semi-annually and forwards it to Arnerich & Messina and Ibbotson to support Lincoln business relationships with a minimum 30-day lag.

To protect the contract owners’ interests and to avoid conflicts of interest, Nondisclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Series’ Chief Compliance Officer prior to such use.

The Board will be notified of any substantial changes to the foregoing procedures. The Board also receives an annual report from the Series’ Chief Compliance Officer, that, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

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Management of the Trust

Trustees and officers

The business and affairs of the Trust are managed under the direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the Delaware Investments Funds. The Trust’s Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

[Delaware Update]

As of March [__], 2017, the Trust’s officers and Trustees directly owned less than [1]% of the outstanding shares of each Class of the Series.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Shawn K. Lytle 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Ofﬁcer, and Trustee	Trustee since September 2015 President and Chief Executive Ofﬁcer since August 2015	64	Shawn K. Lytle has served as President of Delaware Investments[1] since June 2015 and was the Regional Head of Americas for UBS Global Asset Management from 2010 through 2015.	Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010–April 2015)
Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chairman and Trustee	Trustee since March 2005 Chairman since March 2015	64	Private Investor (March 2004–Present)	Director — Bryn Mawr Bank Corp. (BMTC) (2007–2011)
Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Since March 2015	64	Chief Executive Ofﬁcer, Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) — J.P. Morgan Chase & Co.	None
Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013	64	Executive Vice President (Emerging Economies Strategies, Risks, and Corporate Administration) State Street Corporation (July 2004–March 2011)	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (2004–2014)
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001	64	President — Drexel University (August 2010–Present) President — Franklin & Marshall College (June 2002–July 2010)	Director, Audit Committee, and Governance Committee Member — Community Health Systems Director — Drexel Morgan & Co.
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005	64	Private Investor (2004–Present)	None

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Management of the Trust

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Frances A.Sevilla-Sacasa 2005 Market Street Philadelphia, PA 19103 January 1956	Trustee	Since September 2011	64

Chief Executive Ofﬁcer — Banco Itau International (April 2012–Present)

Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University of Miami School of Business Administration

President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007–December 2008)

					Trust Manager and Audit Committee Member — Camden Property Trust
Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Trustee	Since January 2013	64	Vice Chairman (2010–April 2013), Chief Administrative Ofﬁcer (2008–2010), and Executive Vice President and Chief Administrative Ofﬁcer (2007–2009) — PNC Financial Services Group	Director — HSBC Finance Corporation and HSBC North America Holdings Inc. Director — HSBC Bank
Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999	64	Vice President and Treasurer (January 2006–July 2012) Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003) 3M Corporation	Director, Personnel and Compensation Committee Chair, and Governance Committee Member — Okabena Company
Ofﬁcers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005	64	David F. Connor has served as Senior Vice President of the Trust and DMC since 2013, General Counsel of the Trust and DMC since 2015, and Secretary of the Trust and DMC since 2005.	None[2]
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Treasurer since October 2007	64	Daniel V. Geatens has served as Vice President and Treasurer of the Trust since 2007 and Vice President and Director of Financial Administration of DMC since 2010.	None[2]
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Ofﬁcer	Chief Financial Ofﬁcer since November 2006	64	Richard Salus has served as Senior Vice President and Chief Financial Ofﬁcer of the Trust and DMC since 2006.	None[2]

[1]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ investment manager, principal underwriter, and transfer agent.
[2]

David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Series’.

The following table shows each Trustee’s ownership of shares of the Series and of shares of all Delaware Investments® Funds as of Dec. 31, 2015, unless otherwise noted.

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Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity[1] Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Shawn K. Lytle	None	None
Independent Trustees
Thomas L. Bennett	None	Over $100,000
Ann D. Borowiec	None	Over $100,000
Joseph W. Chow	None	Over $100,000
John A. Fry	Series $50,001–$100,000 Delaware VIP Smid Cap Core Series	Over $100,000
Lucinda S. Landreth	None	Over $100,000
Frances A. Sevilla-Sacasa	None	Over $100,000
Thomas K. Whitford	None	Over $100,000
Janet L. Yeomans	None	Over $100,000

[1]	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

The following table describes the aggregate compensation received by each Trustee from the Trust and the total compensation received from the Delaware Investments® Funds for which he or she served as a Trustee for the Trust’s last fiscal year. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Beneﬁts Accrued as Part of Fund Expenses	Total Compensation from the Investment Companies in the Delaware Investments® Complex*
Thomas L. Bennett	$[_______]	None	$[_______]
Ann D. Borowiec[1]	$[_______]	None	$[_______]
Joseph W. Chow	$[_______]	None	$[_______]
John A. Fry	$[_______]	None	$[_______]
Lucinda S. Landreth	$[_______]	None	$[_______]
Frances A. Sevilla-Sacasa	$[_______]	None	$[_______]
Thomas K. Whitford	$[_______]	None	$[_______]
Janet L. Yeomans	$[_______]	None	$[_______]
J. Richard Zecher[2]	$[_______]	None	$[_______]

Board Leadership Structure

Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise the Delaware Investments Family of Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Board Chairman: Mr. Bennett is the Board’s Chairman. As fund governance best practices have evolved, more and more fund boards have opted to have an independent trustee serve as chairperson. Among other reasons, the Board selected Mr. Bennett as Chairman due to his substantial financial industry experience and his tenure on the Board. As the Chairman, Mr. Bennett, in consultation with Fund management, legal counsel, and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. Mr. Bennett also conducts meetings of the Independent Trustees. He also generally serves as a liaison among outside Trustees, Fund officers, and legal counsel, and is an ex officio member of the Nominating and Corporate Governance Committee.

Size and composition of Board: The Board is currently comprised of nine Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue, and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a

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Management of the Trust

variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.

Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Trust. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee: This committee monitors accounting and financial reporting policies, practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Trust’s Audit Committee consists of the following Independent Trustees: Joseph W. Chow, Chairperson; Ann D. Borowiec; Lucinda S. Landreth; and Frances A. Sevilla-Sacasa. The Audit Committee held six meetings during the Trust’s last fiscal year.

Nominating and Corporate Governance Committee: This committee recommends Board nominees, fills Board vacancies that arise in between meetings of shareholders, and considers the qualifications and independence of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments Funds at 2005 Market Street, Philadelphia, PA 19103-7094. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following Independent Trustees: John A. Fry, Chairperson; Thomas L. Bennett (ex officio); Frances A. Sevilla-Sacasa; Thomas K. Whitford; and Janet L. Yeomans. The Nominating and Corporate Governance Committee held five meetings during the Trust’s last fiscal year.

In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust’s business and structure, the individual’s experience, qualifications, attributes, and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee’s business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee’s background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Below is a brief summary of the Selection Factors that relate to each Trustee as of the date of this SAI.

Thomas L. Bennett — Currently the Board’s Chairman, Mr. Bennett has over 30 years of experience in the investment management industry, particularly with fixed income portfolio management and credit analysis. He has served in senior management for a number of money management firms. Mr. Bennett has also served as a board member of another investment company, an educational institution, nonprofit organizations, and for-profit companies. He has an M.B.A. from the University of Cincinnati. Mr. Bennett has served on the Board since March 2005.

Ann D. Borowiec — Ms. Borowiec has over 25 years of experience in the banking and wealth management industry. Ms. Borowiec also serves as a board member on several nonprofit organizations. In nominating her to the Board in 2015, the Independent Trustees of the Trust found that her experience as a Chief Executive Officer in the private wealth management business at a leading global asset manager and private bank, including the restructuring of business lines and defining client recruitment strategies, complemented the skills of existing board members. Her experience would also provide additional oversight skill in the area of fund distribution. Ms. Borowiec holds a B.B.A. from Texas Christian University and an M.B.A. from Harvard University. Ms. Borowiec joined the Board in March 2015.

Joseph W. Chow — Mr. Chow has over 30 years of experience in the banking and financial services industry. In electing him in 2013, the Independent Trustees of the Trust found that his extensive experience in business strategy in non-U.S. markets complemented the skills of existing Board members and also reflected the increasing importance of global financial markets in investment management. The Independent Trustees also found that Mr. Chow’s management responsibilities as a former Executive Vice President of a leading global asset servicing and investment management firm as well as his experience as Chief Risk and Corporate Administration Officer would add helpful oversight skills to the Board’s expertise. Mr. Chow holds a B.A. degree from Brandeis and M.C.P. and M.S. in Management degree from MIT. Mr. Chow has served on the Board since January 2013.

John A. Fry — Mr. Fry has over 25 years of experience in higher education. He has served in senior management for three major institutions of higher learning. Mr. Fry has also served as a board member of many nonprofit organizations and several for-profit companies. Mr. Fry has extensive experience in overseeing areas such as finance, investments, risk-management, internal audit, and information technology. He holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University. Mr. Fry has served on the Board since January 2001.

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Lucinda S. Landreth — Ms. Landreth has over 35 years of experience in the investment management industry, particularly with equity management and analysis. She has served as Chief Investment Officer for a variety of money management firms including a bank, a broker, and an insurance company. Ms. Landreth has advised mutual funds, pension funds, and family wealth managers and has served on the board and executive committees of her college, two foundations and several nonprofit institutions. In addition to holding a B.A., she is a Chartered Financial Analyst. Ms. Landreth has served on the Board since March 2005.

Frances A. Sevilla-Sacasa — Ms. Sevilla-Sacasa has over 30 years of experience in banking and wealth management. In electing her in 2011, the Independent Trustees of the Trust found that her extensive international wealth management experience, in particular, complemented the skills of existing Board members and also reflected the increasing importance of international investment management not only for dollar-denominated investors but also for investors outside the U.S. The Independent Trustees also found that Ms. Sevilla-Sacasa’s management responsibilities as the former President and Chief Executive Officer of a major trust and wealth management company would add a helpful oversight skill to the Board’s expertise, and her extensive nonprofit Board experience gave them confidence that she would make a meaningful, experienced contribution to the Board of Trustees. Finally, in electing Ms. Sevilla-Sacasa to the Board, the Independent Trustees valued her perceived dedication to client service as a result of her overall career experience. Ms. Sevilla-Sacasa holds B.A. and M.B.A. degrees. Ms. Sevilla-Sacasa has served on the Board since September 2011.

Thomas K. Whitford — Mr. Whitford has over 25 years of experience in the banking and financial services industry, and served as Vice Chairman of a major banking, asset management, and residential mortgage banking institution. In electing him in 2013, the Independent Trustees of the Trust found that Mr. Whitford’s senior management role in wealth management and experience in the mutual fund servicing business would provide valuable current management and financial industry insight, in particular, and complemented the skills of existing Board members. The Independent Trustees also found that his senior management role in integrating company acquisitions, technology, and operations and his past role as Chief Risk Officer would add a helpful oversight skill to the Board’s expertise. Mr. Whitford holds a B.S. degree from the University of Massachusetts and an M.B.A. degree from The Wharton School of the University of Pennsylvania. Mr. Whitford has served on the Board since January 2013.

Janet L. Yeomans — Ms. Yeomans has over 28 years of business experience with a large global diversified manufacturing company, including service as Treasurer for this company. In this role, Ms. Yeomans had significant broad-based financial experience, including global financial risk-management and mergers and acquisitions. She also serves as a board member of a for-profit company. She holds degrees in mathematics and physics from Connecticut College, an M.S. in mathematics from Illinois Institute of Technology, and an M.B.A. from the University of Chicago. Ms. Yeomans has served on the Board since April 1999.

Shawn K. Lytle — Mr. Lytle has over 20 years of experience in the investment management industry. He has been the president of Delaware Investments since June 2015, and he is responsible for all aspects of the firm’s business. Prior to that time, Mr. Lytle served in various executive management, investment management, and distribution positions at two major banking institutions. He holds a B.A. degree from The McDonough School of Business at Georgetown University. Mr. Lytle has served on the Board since September 2015. Mr. Lytle serves as chair elect on the board of directors of the National Association of Securities Professionals (“NASP”), and he is on the board of directors of the Sustainability Accounting Standards Board (“SASB”).

Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Trust by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. The Investments Committee consists of the following Independent Trustees: Janet L. Yeomans, Chairperson; Ann D. Borowiec; Joseph W. Chow; Frances Sevilla-Sacasa; and Lucinda S. Landreth. The Investments Committee held four meetings during the Trust’s last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities:
(1) receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Series management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Series’ transfer agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Trust’s series, and to provide direction with respect thereto; (6) engaging the services of the Trust’s Chief Compliance Officer to test the compliance procedures of the Trust and its service providers; and (7) requiring management’s periodic presentations on specified risk topics.

The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. The Trustees routinely discuss certain risk-management topics with Series management at the Board level and also through the standing committees of the Board. In

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Management of the Trust

addition to these recurring risk-management discussions, Series management raises other specific risk-management issues relating to the Series with the Trustees at Board and committee meetings. When discussing new product initiatives with the Board, Series management also discusses risk — either the risks associated with the new proposals or the risks that the proposals are designed to mitigate. Series management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Trust.

The Audit Committee looks at specific risk-management issues on an ongoing basis. The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and certain compliance matters. In addition, the Audit Committee meets with the Manager’s internal audit and risk-management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Trust.

The Board’s other committees also play a role in assessing and managing risk. The Nominating and Corporate Governance Committee and the Independent Trustee Committee play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Independent Trustee Committee, by overseeing the evaluation of the Board, its committees, and its activities. The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls, and fund expenses.

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board’s approach to risk oversight will be able to minimize or even mitigate any particular risk. The Series are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics

The Trust, the Manager and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Series, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies - The Manager

The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Series. If and when proxies need to be voted on behalf of the Series, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Series. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Series.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services Inc. (“ISS”) to analyze proxy statements on behalf of the Series and the Manager’s other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Series, ISS will create a record of the vote. By no later than Aug. 31 of each year, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Series.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Series. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Series are voted by ISS in accordance with the Procedures. Because almost all of the Series’ proxies are voted by ISS pursuant to the predetermined Procedures, it normally will not be necessary for the Manager

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to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Series. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Series.

Investment Manager and Other Service Providers

Investment Manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Series, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Series are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Series. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

As of Dec. 31, 2016, the Manager and its affiliates within Delaware Investments were managing in the aggregate [Delaware update: $______] billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is the Series of Delaware Management Business Trust (a Delaware statutory trust), which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. “Delaware Investments” is the marketing name for DMHI and its subsidiaries.

The Series’ Investment Management Agreement (“Investment Management Agreement”) may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the Series, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty on 60 days’ notice by the Trustees of the Trust or by the Manager. The Investment Management Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Series’ Investment Management Agreement, the Series shall pay the Manager a monthly investment advisory fee equivalent, on an annual basis to the rates set forth below. The management fee rate schedule for the Series is as follows:

Series	Management Fee (annual rate as a percentage of average daily net assets)
Delaware VIP Smid Cap Core Series[1]	0.75% on the ﬁrst $500 million

During the last three fiscal years, the Series paid the following investment management fees to the Manager:

Series	12/31/14	12/31/15
Delaware VIP Smid Cap Core Series	$4,382,313 earned $4,382,313 paid $-0- waived	$4,534,319 earned $4,534,319 paid $-0- waived

Except for those expenses borne by the Manager under the Investment Management Agreement, JSP under its Sub-Advisory Agreement, and the Distributor under the Distribution Agreement, the Series is responsible for all of its own expenses. Among others, such expenses include the Series’ proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor

The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Series’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Service Class under its Rule 12b-1 Plan. The Distributor is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Series. See the Prospectuses for information on how to invest. Shares of the Series are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the other Delaware Investments® Funds. The Board annually reviews fees paid to the Distributor.

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Investment Manager and Other Service Providers

Plan under Rule 12b-1. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for Service Class shares of the Series (the “Plan”). The Plan permits the Trust to pay for certain distribution, promotional and related expenses involved in the marketing of only the Service Class of shares to which the Plan applies. The Plan is designed to benefit the Trust and its shareholders and, ultimately the Trust’s beneficial contract owners.

The Plan permits the Trust, pursuant to its Distribution Agreement, to pay out of the assets of Service Class shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel and paying distribution and maintenance fees to insurance company sponsors, brokers, dealers and others. In addition, the Trust may make payments from the 12b-1 Plan fees of Service Class shares directly to others, such as insurance company sponsors, who aid in the distribution of Service Class shares or provide services in respect of the Service Class, pursuant to service agreements with the Trust.

The maximum aggregate fee payable by the Trust under the Plan, and the Trust’s Distribution Agreement, on an annual basis, is 0.30% of average daily net assets of Service Class shares (up to 0.25% of which are service fees to be paid to the Distributor, insurance company sponsors, dealers, and others for providing personal service and/or maintaining shareholder accounts).

While payments pursuant to the Plan currently may not exceed 0.30% annually with respect to Service Class shares, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Class. The monthly fees paid to the Distributor under the Plan are subject to the review and approval of Trust’s Independent Trustees, who may reduce the fees or terminate the Plan at any time.

All of the distribution expenses incurred by the Distributor and others, such as insurance company sponsors or broker/dealers, in excess of the amount paid on behalf of Service Class shares would be borne by such persons without any reimbursement from such Class.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plan and the Distribution Agreement, as amended, have been approved by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan by vote cast in person at a meeting duly called for the purpose of voting on the Plan and the Distribution Agreement. Continuation of the Plan and the Distribution Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

Each year, the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of Service Class shares, and that there is a reasonable likelihood of the Plan providing a benefit to that Class. The Plan and the Distribution Agreement, as amended, may be terminated with respect to the Service Class at any time without penalty by a majority of the Independent Trustees or by a majority vote of the Service Class’s outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the Service Class’s outstanding voting securities, as well as by a majority vote of the Independent Trustees who are not “interested persons.” Also, any other material amendment to the Plan must be approved by a majority vote of the Trustees, including a majority of the Trust’s Independent Trustees who have no interest in the Plans. In addition, in order for the Plan to remain effective, the selection and nomination of the Trust’s Independent Trustees must be made by the Trust’s existing Independent Trustees who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board for its review.

For the fiscal year ended Dec. 31, 2017, the Service Class of the Series paid the Distributor the following amounts pursuant to the Plan: $xxx,xxx. Such amounts were used by the Distributor for the following purposes:

Series/Service Class	Broker Trails[1]	Wholesaler Expenses	Totals
VIP Smid Cap Core Series	$[______]	$[______]	$[______]

[1]

The broker trail amounts listed in this row are principally based on payments made to broker/dealers monthly. However, certain broker/dealers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reﬂected in the amounts in this row.

Transfer Agent

Delaware Investments Fund Services Company (“DIFSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and effective Nov. 1, 2014, serves as the Series’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. Prior to this time, Delaware Service Company, Inc. (“DSC”), an affiliate of the Manager, served as the Series’ shareholder servicing, dividend disbursing, and transfer agent. The Transfer Agent is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Series for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The

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Transfer Agent will bill, and the Series will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Series. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

The Series has authorized, in addition to the Transfer Agent, one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of the Series. For purposes of pricing, the Series will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) provides subtransfer agency services to the Series. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Series or payment of redemptions. The proceeds of this investment program are used to offset the Series’ transfer agency expenses.

Fund Accountants

The Bank of New York Mellon (“BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Series. Those services include performing functions related to calculating the Series’ NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Series pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective Nov. 1, 2014, DIFSC provides fund accounting and financial administration oversight services to the Series. Those services include overseeing the Series’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Series NAVs and performance data. For these services, the Series pay DIFSC an asset-based fee, plus certain out-of-pocket expenses, and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis. Prior to Nov. 1, 2014, DSC provided fund accounting and financial administration oversight services to the Delaware Investments® Family of Funds.

During their last three fiscal years, the Series paid the following amounts to BNY Mellon for fund accounting and financial administration services:

Series	12/31/14	12/31/15
Delaware VIP Smid Cap Core Series	$168,088	$166,252

During their last three fiscal years, the Series paid the following amounts to DIFSC for fund accounting and financial administration services:

Series	12/31/14	12/31/15
Delaware VIP Smid Cap Core Series	$[_______]	$[_______]

Custodian

BNY Mellon is the custodian of the Series’ securities and cash. As custodian for the Series, BNY Mellon maintains a separate account or accounts for the Series; receives, holds, and releases portfolio securities on account of the Series; receives and disburses money on behalf of the Series; and collects and receives income and other payments and distributions on account of the Series’ portfolio securities. BNY Mellon also serves as the Series’ custodian for their investments in foreign securities.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

Portfolio Managers

Delaware Management Company

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Dec. 31, 2016 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2016.

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Portfolio Managers

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance-Based Fees
Francis X. Morris Registered investment companies Other pooled investment vehicles Other accounts
Christopher S. Adams Registered investment companies Other pooled investment vehicles Other accounts
Michael S. Morris Registered investment companies Other pooled investment vehicles Other accounts
Donald G. Padilla Registered investment companies Other pooled investment vehicles Other accounts
David E. Reidinger Registered investment companies Other pooled investment vehicles Other accounts

Description of Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Series and the investment action for each such other fund or account and the Series may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or the Series. Additionally, the management of multiple other funds or accounts and the Series may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Series. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

Six of the accounts managed by the portfolio managers as set forth in the table above have performance-based fees. This compensation structure presents a potential conflict of interest because the portfolio managers have an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio manager’s compensation consists of the following:

Base Salary — Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus — Core Equity: Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware Investments keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-, three-, and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

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Delaware Investments Incentive Unit Plan — Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of DMHI issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on Nov. 30, 2010.

The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of DMHI, is normally determined as of each March 31, June 30, Sept. 30, and Dec. 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

Delaware Investments Notional Investment Plan — A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of certain funds within the Delaware Investments® Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second, and third years following the date upon which the investment is made.

Macquarie Group Employee Retained Equity Plan — A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Series Shares

As of Dec. 31, 2017, the portfolio managers [did not] own any shares of the Series.

Trading Practices and Brokerage

The Manager as the case may be, selects broker/dealers to execute transactions on behalf of the Series for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Series. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Series either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the economic equivalent of a commission. When a commission is paid, the Series pay reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Series pays a minimal share transaction cost when the transaction presents no difficulty.

During the last three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Series were as follows:

Series	12/31/14	12/31/15
Delaware VIP Smid Cap Core Series	$[________]	$[________]

Subject to applicable requirements, such as seeking best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services may include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analysis; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended, and the Series’ Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Series paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be

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Trading Practices and Brokerage

provided to the Manager that constitute, in some part, brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as the Series is not disadvantaged, other than the potential for additional commissions/equivalents, portfolio transactions that generate commissions or their equivalent can be allocated to broker/dealers that provide services directly or indirectly to the Series and/or to other Delaware Investments Funds. Subject to best execution, commissions/equivalents allocated to brokers providing such services may or may not be generated by the Series receiving the service. In such instances, the commissions/equivalents would be being used for the advantage of the Series or other funds and not for the advantage of the Manager.

During the fiscal year ended Dec. 31, 2016, portfolio transactions of the Series in the amounts listed below, resulting in brokerage commissions in the amounts listed below were directed to brokers for brokerage and research services provided:

Series	Portfolio Transactions Amounts	Brokerage Commissions
Delaware VIP Smid Cap Core Series	$[________]	$[________]

As of Dec. 31, 2016, the Series [did not hold] any securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents:

The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will meet the requirement to seek best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in the Series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Series expenses, such as custodian fees.

The Series that invest in domestic equity securities may participate in a commission recapture program. Under the program and subject to seeking best execution as described above, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of the Series. The Manager and its affiliates have previously acted, and may in the future act, as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

Capital Structure

Capitalization

The Trust currently has authorized, and allocated to each Class of the Series, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and nonassessable. Shares do not have preemptive rights. All shares of the Series represent an undivided proportionate interest in the assets of the Series, and each share class has the same voting and other rights and preferences as the other classes of the Series, except that shares of the Standard Class may not vote on any matter affecting the Service Class Plan under Rule 12b-1. General expenses of the Series will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Service Class’s Rule 12b-1 Plan will be allocated solely to that class.

Prior to May 1, 2002, the Trust was known as the Delaware Premium Fund. Effective May 1, 2002, the Series’ name was changed to incorporate the new name of the Delaware VIP® Trust.

The initial public offering date for Delaware VIP Smid Cap Core Series (formerly Delaware VIP Smid Cap Growth Series until April [__], 2017 and Delaware VIP Growth Opportunities) was July 2, 1991.

Noncumulative Voting

The Trust’s shares have noncumulative voting rights, meaning that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

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Purchase and Redemption of Shares and Offering Price

Purchasing Shares

The Series reserves the right to refuse the purchase side of an exchange request by any person or group if, in the Manager’s judgment, the Series would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Purchase exchanges may be restricted or refused if the Series receives or anticipates simultaneous orders affecting significant portions of the Series’ assets.

Redeeming Shares

Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued pursuant to the Trust’s Valuation Procedures. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the Series’ NAV during any 90-day period for any one shareholder.

Offering Price

The offering price of shares is the NAV per share next to be determined after an order is received. The purchase of shares becomes effective at the close of business on the day on which the investment is received from the life company and after any dividend is declared. Dividends, if any, begin to accrue on the next business day. There is no front-end or contingent deferred sales charge.

The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is normally 4:00 p.m., Eastern time, on days when the NYSE is open for business. A business day is any day that the New York Stock Exchange is open for business (“Business Day”). The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time by which purchase and redemption orders must be effected in order to receive a Business Day’s NAV and the time at which such orders are processed and shares are priced may change in case of an emergency declared by the SEC or, if regular trading on the NYSE is stopped, at a time other than the regularly scheduled close of the NYSE. When the NYSE is closed, the Series will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed until the Series’ next Business Day.

Generally, trading in securities of European, Asian, and Far Eastern securities exchanges and on over-the-counter markets in these regions is completed substantially at various times prior to the close of business on each Business Day. In addition, European, Asian, or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in various foreign markets on days which are not Business Days and days on which the Series’ NAVs are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. For Series that invest a significant portion of assets in foreign securities, “fair value” prices are provided by an independent fair value service (if available) and are intended to reflect more accurately the value of those securities at the time the Series’ NAV is calculated. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value for a particular security or if the value does not meet the established criteria for the Series, the most recent closing price for such a security on its principal exchange will generally be its fair value on such date.

The NAV per share for each share class of the Series is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining the Series’ total net assets, equity securities, except those traded on the Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial MBS, and U.S. government agency MBS, pricing vendors utilize matrix pricing, which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily

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Purchase and Redemption of Shares and Offering Price

available are valued at fair value as determined in good faith under the direction of the Board. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the NYSE.

In case of a suspension of the determination of the NAV because the NYSE is closed for reasons other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Series of securities owned by it is not reasonably practical, or it is not reasonably practical for the Series fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Trust may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

Each class of the Series will bear, pro rata, all of the common expenses of that Series. The NAVs of all outstanding shares of each class of the Series will be computed on a pro rata basis for each outstanding share based on the proportionate participation in that Series represented by the value of shares of that class. All income earned and expenses incurred by the Series will be borne on a pro rata basis by each outstanding share of a class, based on each class’s percentage in the Series represented by the value of shares of such class, except that the Standard Class shares will not incur any of the expenses under the Service Class’s 12b-1 Plan and the Service Class shares alone will bear any 12b-1 Plan expenses payable under its 12b-1 Plan. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of the Series will vary.

Distributions and Taxes

Distributions

The following supplements the information in the Prospectuses.

The policy of the Trust is to distribute substantially all of the Series’ net investment income and net realized capital gains, if any, in the amount and at the times that will allow the Series to avoid incurring any material amounts of federal income or excise taxes.

Each Class of shares of the Series will share proportionately in the investment income and expenses of that Series, except that the Service Class alone will incur distribution fees under its respective Rule 12b-1 Plan.

All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of the Series at NAV, unless otherwise designated in writing that such dividends and/or distributions be paid in cash.

Taxes

The following is a summary of certain additional tax considerations generally affecting the Series (sometimes referred to as “the Series”). Because shares of the Series are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to an owner of a variable contract.

This “Distributions and Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Series and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. For federal income tax purposes, the insurance company (rather than the purchaser of a variable contract) is treated as the owner of the shares of the Series selected as an investment option. Holders of variable contracts should consult their own tax advisors for more information on their tax situation, including the possible applicability of federal, state, local and foreign taxes.

Taxation of the Series. The Series has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Series so qualifies, the Series will not be subject to federal income tax on the portion of its investment company taxable income (that is,

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generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Series must satisfy the following requirements:

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Distribution Requirement — the Series must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Series after the close of its taxable year that are treated as made during such taxable year).

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Income Requirement — the Series must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

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Asset Diversification Test — the Series must satisfy the following asset diversification test at the close of each quarter of the Series’ tax year: (1) at least 50% of the value of the Series’ assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Series has not invested more than 5% of the value of the Series’ total assets in securities of an issuer and as to which the Series does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Series’ total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Series controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Series for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Series’ ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Series may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Series’ income and performance. In lieu of potential disqualification, the Series is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Series may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Series uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Series shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Series’ allocation is improper and that the Series has under-distributed its income and gain for any taxable year, the Series may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Series fails to satisfy the Distribution Requirement, the Series will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Series does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders. Failure to qualify as a regulated investment company would thus have a negative impact on the Series’ income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Series will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Series may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Series as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers. The capital losses of the Series, if any, do not flow through to shareholders. Rather, the Series may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Series has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Series’ net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Series’ next taxable year, and the excess (if any) of the Series’ net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Series’ next taxable year. Any such net capital losses of the Series that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Series in succeeding taxable years. However, for any net capital losses realized in taxable years of the Series beginning on or before Dec. 22, 2010, the Series is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after Dec. 22, 2010 must be used before capital losses realized in a taxable year beginning on or before Dec. 22, 2010.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Series. An ownership change generally results when shareholders owning 5% or more of the Series increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Series beginning on or before Dec. 22, 2010, to expire unutilized), thereby reducing

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Distributions and Taxes

the Series’ ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Series’ shareholders could result from an ownership change. The Series undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Series’ control, there can be no assurance that the Series will not experience, or has not already experienced, an ownership change. Additionally, if the Series engages in a tax-free reorganization with another Series, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Series of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Series, or vice versa, thereby reducing the tax benefits Series shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses. The Series may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Series’ taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Series distributions for any calendar year (see, “Taxation of Series Distributions - Distributions of capital gains” below). A “qualified late year loss” includes:

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any net capital loss incurred after Oct. 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after Oct. 31 of the current taxable year (“post-October capital losses”), and

•
the sum of (1) the excess, if any, of (a) specified losses incurred after Oct. 31 of the current taxable year, over (b) specified gains incurred after Oct. 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after Dec. 31 of the current taxable year, over (b) the ordinary income incurred after Dec. 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed capital gains. The Series may retain or distribute to shareholders its net capital gain for each taxable year. The Series currently intends to distribute net capital gains. If the Series elects to retain its net capital gain, the Series will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Series elects to retain its net capital gain, it is expected that the Series also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Series on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Series must distribute by Dec. 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on Oct. 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending Nov. 30 or Dec. 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Generally, the Series intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Series having to pay an excise tax. However, in any calendar year in which the investment made by the Manager and its affiliates in the Series does not exceed $250,000, the Series may qualify for an exemption from the excise tax regardless of whether it has satisfied the foregoing distribution requirements. Series that do not qualify for this exemption intend to make sufficient distributions to avoid imposition of the excise tax.

Foreign income tax. Investment income received by the Series from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Series. The U.S. has entered into tax treaties with many foreign countries that entitle the Series to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Series will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Series may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Series not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Series on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series’ assets to be invested in various countries is not known. Under certain circumstances, the Series may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Special Rules Applicable to Variable Contracts. The Series intends to comply with the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). If these requirements are not met, or under other limited circumstances, it is possible that the contract holders (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts. If the contract holder is considered the owner of the segregated asset account, income and gains produced by those securities would be included currently in the contract holder’s gross income. The Series intends to comply with these diversification requirements.

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Section 817(h) of the Internal Revenue Code generally requires a variable contract (other than a pension plan contract) that is based on a segregated asset account to be adequately diversified. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the Series must either (a) satisfy the Asset Diversification Test and have no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (b) have no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For the purposes of clause (b), all securities of the same issuer are considered a single investment, and while each U.S. government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer.

Section 817(h) of the Internal Revenue Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as the Series. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if –

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All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

•
Public access to such investment company is available exclusively through the purchase of a variable contract.

As provided in their offering documents, all the beneficial interests in the Series is held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Series (and any corresponding regulated investment company such as a fund-of-funds that invests in the Series) is available solely through the purchase of a variable contract. Under the look-through rule of Section 817(h) of the Internal Revenue Code and Treasury Regulations Section 1.817-5(f), a pro rata portion of each asset of the Series is treated as an asset of the investing segregated asset account for purposes of determining whether the segregated asset account is adequately diversified. See also, Revenue Ruling 2005-7.

For a variable contract to qualify for tax deferral, assets in the segregated asset accounts supporting the contract must be considered to be owned by the insurance company and not by the contract holder. Accordingly, a contract holder should not have an impermissible level of control over the Series’ investment in any particular asset so as to avoid the prohibition on investor control. If the contract holder is considered the owner of the segregated asset account, income and gains produced by the underlying assets would be included currently in the contract holder’s gross income with the variable contract being characterized as a mere “wrapper.” The Treasury Department has issued rulings addressing the circumstances in which a variable contract holder’s control of the investments of the segregated asset account may cause the contract holder, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account, and is likely to issue additional rulings in the future. It is not known what standards will be set forth in any such rulings or when, if at all, these rulings may be issued.

The IRS may consider several factors in determining whether a contract holder has an impermissible level of investor control over a segregated asset account. One factor the IRS considers when a segregated asset account invests in one or more RICs is whether a RIC’s investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the segregated asset account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in a segregated asset account. The relationship between the Series and the variable contracts is designed to satisfy the current expressed view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the Series reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that a variable contract might be subject to current taxation because of investor control.

Another factor that the IRS examines concerns actions of contract holders. Under the IRS pronouncements, a contract holder may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular fund. A contract holder thus may not select or direct the purchase or sale of a particular investment of the Series. All investment decisions concerning the Series must be made by the portfolio managers in their sole and absolute discretion, and not by a contract holder. Furthermore, under the IRS pronouncements, a contract holders may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Series.

The IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control” over a segregated asset account’s investments in funds such as the Series, and such guidance could affect the treatment of the Series, including retroactively. In the event that additional rules or regulations are adopted, there can be no assurance that the Series will be able to operate as currently described, or that the Series will not have to change its investment objectives or investment policies. The Series’ investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Series.

Taxation of Series Distributions. The Series anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

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Distributions and Taxes

Distributions of net investment income. The Series receives ordinary income generally in the form of dividends and/or interest on its investments. The Series may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Series, constitutes the Series’ net investment income from which dividends may be paid to the separate account. In the case of the Series whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to the separate account may be qualified dividends eligible for the corporate dividends-received deduction. See the discussion below under the heading, “— Dividends-received deduction for corporations.”

Distributions of capital gains. The Series may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain. Any net short-term or long-term capital gain realized by the Series (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series.

Returns of capital. Distributions by the Series that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of ) the shareholder’s tax basis in its shares; any excess will be treated as gain from the sale of its shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Series shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Series shares. Return of capital distributions can occur for a number of reasons including, among others, the Series over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below).

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Series may qualify for the dividends-received deduction. The availability of the dividends- received deduction is subject to certain holding period and debt financing restrictions imposed under the Internal Revenue Code on the corporation claiming the deduction. Income derived by the Series from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

Pass-through of foreign tax credits. If more than 50% of the Series’ total assets at the end of a fiscal year is invested in foreign securities, the Series may elect to pass through to its shareholders their pro rata share of foreign taxes paid by the Series. If this election is made, the Series may report more taxable income than it actually distributes. The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income, or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Series due to certain limitations that may apply. The Series reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Series. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions — Securities lending” below.

Tax credit bonds. If the Series holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Series may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Series. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. Even if the Series is eligible to pass through tax credits to shareholders, the Series may choose not to do so.

Consent dividends. The Series may utilize the consent dividend provisions of section 565 of the Internal Revenue Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Series to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Series.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Series’ shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Series.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss

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treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or payment-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivatives instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivatives instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such

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Distributions and Taxes

income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to shareholders, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain non-cash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Series — Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the U.S., which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. Internal Revenue Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

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Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Series.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise, or withholding tax liabilities.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will not qualify for the 70% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Series.

Tax Consequences To Contract Holders. Since shareholders of the Series will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable variable contract.

Financial Statements

[___________ _____________], serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in the Series’ Annual Reports. The Series’ Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of [________________________], the independent registered public accounting firm, for the fiscal year ended Dec. 31, 2016, are included in the

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Financial Statements

Series’ Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto, and the reports of [________________________] listed above are incorporated by reference from the Annual Reports into this SAI.

[____]has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as [____], from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.  [____] has informed the Trust that [____] has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Delaware Investments Family of Funds. These relationships call into question [____]’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)).  In addition, [____] has advised the Trust’s Audit Committee that [____] believes that under the facts and circumstances surrounding [____]’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion.  If in the future, however, the independence of [____] is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for its SEC filings containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which [____] and the Delaware Investments Family of Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

Principal Holders

The Series’ classes are generally sold to and owned by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts. Shareholders (i.e., the insurance company separate accounts) will exercise voting rights attributable to shares they own in accordance with voting instructions received by owners of the contracts issued by the insurance companies. To this extent, shareholders do not exercise control over the Trust by virtue of the voting rights from their ownership of Trust shares. Moreover, to the extent that contract holders do not provide voting instructions to a shareholder, the shareholder will generally vote such contract holders’ shares in the same proportion as the votes received from other contract holders (so called “echo voting”). The effect of this proportional voting is that a small number of contract holders may determine the outcome of a vote.

As of March 31, 2017, management believes the following shareholders held of record 5% or more of the outstanding shares of each class of the Series of the Trust. Management has no knowledge of beneficial ownership of the Trust’s shares.

As detailed below, a single shareholder may hold, either directly or indirectly, a 25% or more of the shares of a particular Series (or a class of the Series) and is therefore considered a “control person” of the Series (or class of the Series) for purposes of the 1940 Act. As a control person, such shareholder may possess the ability to control the outcome of matters submitted to the vote of the shareholders.

Fund	Class	Name and Address of Account	Percentage
VIP Smid Cap Core Series	Service Class	LINCOLN LIFE ANNUITY OF NY 1300 S CLINTON ST FORT WAYNE IN 46802-3506	5.79%
		LINCOLN LIFE 1300 S CLINTON ST FORT WAYNE IN 46802-3518	85.46%
	Standard Class	COMMONWEALTH ANNUITY & LIFE INSURANCE CO 132 TURNPIKE ROAD SUITE 210 SOUTHBOROUGH MA 01772	5.89%
		LINCOLN LIFE 1300 S CLINTON ST FORT WAYNE IN 46802-3518	90.21%

4

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PART C
(Delaware VIP® Trust)
File Nos. 033-14363/811-05162
Post-Effective Amendment No. 68

Other Information

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:
	(a)	Articles of Incorporation.
		(1)	Executed Amended and Restated Agreement and Declaration of Trust (August 22, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.
			(i)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.
			(ii)	Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 51 filed July 8, 2009.
			(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.
			(iv)	Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.
		(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.
			(i)	Executed Certificate of Amendment (November 26, 2002) to the Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
			(ii)	Executed Certificate of Amendment (December 3, 2003) to the Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
	(b)	By-Laws. Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.
	(c)	Instruments Defining Rights of Security Holders. None other than those contained in Exhibits (a) and (b).
	(d)	Investment Advisory Contracts.
		(1)	Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of each Fund, incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.
			(i)	Executed Amendment No. 2 (June 24, 2011) to Exhibit A of the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 30, 2014.

	(2)	Executed Sub-Advisory Agreement (June 13, 2014) between Jackson Square Partners, LLC and Delaware Management Company (a series of Delaware Management Business Trust) relating to Delaware VIP Smid Cap Growth Series and Delaware VIP U.S. Growth Series incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
Executed Investment Advisory Expense Limitation Letter (April 28, 2016) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.
(e)	Underwriting Contracts.
	(1)	Distribution Agreements.
		(i)	Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant, on behalf of each Fund, incorporated into this filing by reference to Post-Effective Amendment No. 58 filed April 27, 2012.
		(ii)	Executed Amendment No. 1 (June 24, 2011) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 58 filed April 27, 2012.
		(iii)	Executed Distribution Expense Limitation Letter (April 28, 2016) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.
(f)	Bonus or Profit Sharing Contracts. Not applicable.
(g)	Custodian Agreements.
	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed February 13, 2009.
		(i)	Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
	(2)	Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.
		(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed April 15, 2011.
		(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 55 filed April 29, 2010.
(h)	Other Material Contracts.
	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.
		(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.

(ii) Executed Amendment No. 1 (June 24, 2011) to Schedule A to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
(iii) Executed Schedule B (February 25, 2016) to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.iii.
(iv) Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
(2) Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 30, 2014.
(3) Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 30, 2014.
(i) Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
	(i)	Legal Opinion. Opinion and Consent of Counsel (May 14, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.
	(j)	Other Opinions. Not applicable.
	(k)	Omitted Financial Statements. Not applicable.
	(l)	Initial Capital Agreements. Not applicable.
	(m)	Rule 12b-1 Plan.
(1) Plan under Rule 12b-1 for Service Class (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed April 27, 2012.
	(n)	Rule 18f-3 Plan.
(1) Multiple Class Plan Pursuant to Rule 18f-3 (May 1, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
	(o)	Reserved.
	(p)	Codes of Ethics.
(1) Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) and Delaware Investments Family of Funds (October 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 30, 2014.
(2) Jackson Square Partners, LLC Code of Ethics (October 2014) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.
	(q)	Other.
(1) Powers of Attorney (August 20, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016
Item 29.	Persons Controlled by or Under Common Control with the Registrant. None.

Item 30.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post Effective Amendment No. 46 filed April 27, 2007. Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.
Item 31.	Business and Other Connections of the Investment Adviser.
Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Pooled® Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Investments Funds and Optimum Fund Trust. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.
Unless otherwise noted, the following persons serving as directors or officers of the Manager have held the following positions during the Trust’s past two fiscal years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Shawn Lytle	President since June 2015	President/Chief Executive Officer/Trustee since June 2015	Mr. Lytle has served in various executive capacities within Delaware Investments
Roger A. Early	Executive Vice President/Executive Director, Head of Fixed Income Investments/ Co-Chief Investment Officer—Total Return Fixed Income Strategy	Executive Vice President/Executive Director, Head of Fixed Income Investments/ Co-Chief Investment Officer—Total Return Fixed Income Strategy	Mr. Early has served in various capacities within Delaware Investments
Dominic Janssens	Executive Vice President/Global Chief Operations Officer since April 2016	Executive Vice President/Global Chief Operations Officer since April 2016	Mr. Janssens has served in various executive capacities within Delaware Investments

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Joseph R. Baxter	Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager	Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager	Mr. Baxter has served in various capacities within Delaware Investments
Christopher S. Beck	Senior Vice President/ Chief Investment Officer—Small Cap Value/Mid-Cap Value Equity	Senior Vice President/Chief Investment Officer - Small Cap Value/Mid-Cap Value Equity	Mr. Beck has served in various capacities within Delaware Investments
Adam H. Brown	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Brown has served in various capacities within Delaware Investments
Michael P. Buckley	Senior Vice President/Director of Municipal Research	Senior Vice President/Director of Municipal Research	Mr. Buckley has served in various capacities within Delaware Investments
Stephen J. Busch	Senior Vice President/Head of Separately Managed Account Operations and Fund Oversight	Senior Vice President/Head of Separately Managed Account Operations and Fund Oversight	Mr. Busch has served in various capacities within Delaware Investments
Michael F. Capuzzi	Senior Vice President/ Head of Investment Operations	Senior Vice President/ Head of Investment Operations	Mr. Capuzzi has served in various capacities within Delaware Investments
Liu-Er Chen	Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare	Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare	Mr. Chen has served in various capacities within Delaware Investments
David F. Connor	Senior Vice President/General Counsel/Secretary	Senior Vice President/General Counsel/Secretary	Mr. Connor has served in various executive capacities within Delaware Investments Senior Vice President/General Counsel/Secretary Optimum Fund Trust
Stephen J. Czepiel	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Czepiel has served in various capacities within Delaware Investments
Craig C. Dembek	Senior Vice President/Co-Head of Credit Research/Senior Research Analyst	Senior Vice President/Co-Head of Credit Research/Senior Research Analyst	Mr. Dembek has served in various capacities within Delaware Investments

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Joseph Devine	Senior Vice President/Chief Investment Officer, Global Ex U.S. Equities since March 2016	Senior Vice President/Chief Investment Officer, Global Ex U.S. Equities since March 2016	Mr. Devine has served in various capacities within Delaware Investments
W. Alexander Ely	Senior Vice President/Chief Investment Officer, Small/Mid-Cap Value since February 2016	Senior Vice President/Chief Investment Officer, Small/Mid-Cap Value since February 2016	Mr. Ely has served in various capacities within Delaware Investments
Stuart M. George	Senior Vice President/Head of Equity Trading	Senior Vice President/Head of Equity Trading	Mr. George has served in various capacities within Delaware Investments
Gregory A. Gizzi	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Gizzi has served in various capacities with Delaware Investments
Edward Gray	Senior Vice President/Chief Investment Officer—Global and International Value Equity	Senior Vice President/Chief Investment Officer – Global and International Value Equity	Mr. Gray has served in various capacities within Delaware Investments
Paul Grillo	Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy	Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy	Mr. Grillo has served in various capacities within Delaware Investments
Brian Hannon	Senior Vice President/High Yield Trader since April 2013	Senior Vice President/High Yield Trader since April 2013	Mr. Hannon has served in various capacities within Delaware Investments
Christopher Hanson	Senior Vice President/Insurance Strategy and Asset Liability Management since November 2015	Senior Vice President/Insurance Strategy and Asset Liability Management since November 2015	Mr. Hanson has served in various capacities within Delaware Investments
Sharon Hill	Senior Vice President/ Head of Equity Quantitative Research and Analytics	Senior Vice President/ Head of Equity Quantitative Research and Analytics	Ms. Hill has served in various capacities within Delaware Investments
J. David Hillmeyer	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Hillmeyer has served in various capacities within Delaware Investments
James L. Hinkley	Senior Vice President/ Head of Product Management	Senior Vice President/ Head of Product Management	Mr. Hinkley has served in various capacities within Delaware Investments
Kashif Ishaq	Senior Vice President/Head of Investment Grade Corporate Bond Trading	Senior Vice President/Head of Investment Grade Corporate Bond Trading	Mr. Ishaq has served in various capacities within Delaware Investments

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Cynthia Isom	Senior Vice President/Portfolio Manager	Senior Vice President/Portfolio Manager	Ms. Isom has served in various capacities within Delaware Investments
Paul Matlack	Senior Vice President/Senior Portfolio Manager/Fixed Income Strategist	Senior Vice President/Senior Portfolio Manager/Fixed Income Strategist	Mr. Matlack has served in various capacities within Delaware Investments
Christopher McCarthy	Senior Vice President/Financial Institutions Sales	Senior Vice President/Financial Institutions Sales	Mr. McCarthy has served in various capacities within Delaware Investments
John P. McCarthy	Senior Vice President/Portfolio Manager/Co-Head of Credit Research/Senior Research Analyst	Senior Vice President/Portfolio Manager/Co-Head of Credit Research/Senior Research Analyst	Mr. McCarthy has served in various capacities within Delaware Investments
Brian McDonnell	Senior Vice President/Senior Portfolio Manager/Senior Structured Products Analyst/Trader	Senior Vice President/Senior Portfolio Manager/Senior Structured Products Analyst/Trader	Mr. McDonnell has served in various capacities within Delaware Investments
Francis X. Morris	Senior Vice President/Chief Investment Officer - Core Equity	Senior Vice President/Chief Investment Officer - Core Equity	Mr. Morris has served in various capacities within Delaware Investments
Brian L. Murray, Jr.	Senior Vice President/ Chief Compliance Officer	Senior Vice President/Chief Compliance Officer	Mr. Murray has served in various capacities within Delaware Investments Senior Vice President/Chief Compliance Officer – Optimum Fund Trust
Susan L. Natalini	Senior Vice President/Chief Operations Officer - Investments	Senior Vice President/Chief Operations Officer - Investments	Ms. Natalini has served in various capacities within Delaware Investments
D. Tysen Nutt	Senior Vice President/ Senior Portfolio Manager/Team Leader	Senior Vice President/ Senior Portfolio Manager/Team Leader	Mr. Nutt has served in various capacities within Delaware Investments
Philip O. Obazee	Senior Vice President/Head of Derivatives	Senior Vice President/Head of Derivatives	Mr. Obazee has served in various capacities within Delaware Investments
Terrance M. O’Brien	Senior Vice President/Head of Fixed Income Quantitative Analysis Department	Senior Vice President/Head of Fixed Income Quantitative Analysis Department	Mr. O’Brien has served in various capacities with Delaware Investments

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Richard Salus	Senior Vice President/Chief Financial Officer	Senior Vice President/Chief Financial Officer	Mr. Salus has served in various capacities within Delaware Investments Senior Vice President/Chief Financial Officer – Optimum Fund Trust
Neil Siegel	Senior Vice President/Chief Marketing and Product Officer/Co-Head of Client Group since November 2015	Senior Vice President/Chief Marketing and Product Officer/Co-Head of Client Group since November 2015	Mr. Siegel has served in various capacities with Delaware Investments
Michael G. Wildstein	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Wildstein has served in various capacities within Delaware Investments
Babak Zenouzi	Senior Vice President/ Chief Investment Officer—Real Estate Securities and Income Solutions	Senior Vice President/Chief Investment Officer- Real Estate Securities and Income Solutions	Mr. Zenouzi has served in various capacities within Delaware Investments
Gary T. Abrams	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Abrams has served in various capacities within Delaware Investments
Christopher S. Adams	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Adams has served in various capacities within Delaware Investments
Damon J. Andres	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Andres has served in various capacities within Delaware Investments
Wayne A. Anglace	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Anglace has served in various capacities within Delaware Investments
Jason G. Argyris	Vice President/Senior Credit Research Analyst	Vice President/Senior Credit Research Analyst	Mr. Argyris has served in various capacities within Delaware Investments
Margaret MacCarthy Bacon	Vice President/Investment Specialist	Vice President/Investment Specialist	Ms. Bacon has served in various capacities within Delaware Investments
Patricia L. Bakely	Vice President/Controller	Vice President/Controller	Ms. Bakely has served in various capacities within Delaware Investments
M. Greg Ball	Vice President/Senior Credit Research Analyst since March 2015	Vice President/Senior Credit Research Analyst since March 2015	Mr. Ball has served in various capacities within Delaware Investments

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Kristen E. Bartholdson-Peter	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Ms. Bartholdson has served in various capacities within Delaware Investments
Todd Bassion	Vice President/Portfolio Manager	Vice President/Portfolio Manager	Mr. Bassion has served in various capacities within Delaware Investments
Jo Anne Bennick	Vice President/15(c) Reporting	Vice President/15(c) Reporting	Ms. Bennick has served in various capacities within Delaware Investments
Richard E. Biester	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Biester has served in various capacities within Delaware Investments
Kevin Bock	Vice President/Municipal Credit Analyst	Vice President/Municipal Credit Analyst	Mr. Bock has served in various capacities within Delaware Investments
Zoe Bradley	Vice President/Municipal Bond Portfolio Analyst	Vice President/Municipal Bond Portfolio Analyst	Ms. Bradley has served in various capacities within Delaware Investments
Vincent A. Brancaccio	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Brancaccio has served in various capacities within Delaware Investments
Mary Ellen M. Carrozza	Vice President/Client Services	Vice President/Client Services	Ms. Carrozza has served in various capacities within Delaware Investments
Steven G. Catricks	Vice President/Portfolio Manager/Equity Analyst	Vice President/Portfolio Manager/Equity Analyst	Mr. Catricks has served in various capacities within Delaware Investments
Wen-Dar Chen	Vice President/Portfolio Manager—International Debt	Vice President/Portfolio Manager - International Debt	Mr. Chen has served in various capacities within Delaware Investments
Anthony G. Ciavarelli	Vice President/Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Mr. Ciavarelli has served in various capacities within Delaware Investments
Sean Conner	Vice President/Director of Fixed Income Product Management	Vice President/Director of Fixed Income Product Management	Mr. Conner has served in various capacities within Delaware Investments
Michael Costanzo	Vice President/ Performance Analyst Manager	Vice President/ Performance Analyst Manager	Mr. Costanzo has served in various capacities within Delaware Investments
Kishor K. Daga	Vice President/Institutional Account Services	Vice President/Institutional Account Services	Mr. Daga has served in various capacities within Delaware Investments

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Cori E. Daggett	Vice President/Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Ms. Daggett has served in various capacities within Delaware Investments
Ion Dan	Vice President/Senior Structured Products Analyst/Trader	Vice President/Senior Structured Products Analyst/Trader	Mr. Dan has served in various capacities within Delaware Investments
Guido DeAscanis III	Vice President/Senior Credit Research Analyst	Vice President/Senior Credit Research Analyst	Mr. DeAscanis has served in various capacities within Delaware Investments
Kevin C. Donegan	Vice President/Head of Business Manager	Vice President/Head of Business Manager	Mr. Donegan has served in various capacities within Delaware Investments and/or its affiliates since 1994
Camillo D’Orazio	Vice President/Ex-US Client Service Officer	Vice President/Ex-US Client Service Officer	Mr. D’Orazio has served in various capacities within Delaware Investments
Michael E. Dresnin	Vice President/Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Mr. Dresnin has served in various capacities within Delaware Investments
Joel A. Ettinger	Vice President/Taxation	Vice President – Taxation	Mr. Ettinger has served in various capacities within Delaware Investments
Richard J. Filip	Vice President/Portfolio Analyst/Trader-Convertible and Municipal Strategies	Vice President/Portfolio Analyst/Trader-Convertible and Municipal Strategies	Mr. Filip has served in various capacities within Delaware Investments
Michelle Finder	Vice President/Senior Credit Research Analyst	Vice President/Senior Credit Research Analyst	Ms. Finder has served in various capacities within Delaware Investments
Joseph Fiorilla	Vice President – Trading Operations	Vice President – Trading Operations	Mr. Fiorilla has served in various capacities within Delaware Investments
Charles E. Fish	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Fish has served in various capacities within Delaware Investments
Clifford M. Fisher	Vice President/Municipal Credit Analyst	Vice President/Municipal Credit Analyst	Mr. Fisher has served in various capacities within Delaware Investments
Jane Fisher	Vice President/Investment Specialist since February 2016	Vice President/Investment Specialist since February 2016	Ms. Fisher has served in various capacities within Delaware Investments
Patrick Foley	Vice President/Director of Equity Product Management	Vice President/Director of Equity Product Management	Mr. Foley has served in various capacities within Delaware Investments

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Denise A. Franchetti	Vice President/Portfolio Manager/Senior Research Analyst	Vice President/Portfolio Manager/Senior Research Analyst	Ms. Franchetti has served in various capacities within Delaware Investments
Lawrence G. Franko	Vice President/Senior Equity Analyst	Vice President/Senior Equity Analyst	Mr. Franko has served in various capacities within Delaware Investments
Eric Frei	Vice President/Government and Agency Analyst/Trader	Vice President/Government and Agency Analyst/Trader	Mr. Frei has served in various capacities within Delaware Investments
Michael Friedman	Vice President/Senior Equity Analyst	Vice President/Senior Equity Analyst	Mr. Friedman has served in various capacities within Delaware Investments
Mark Frymiare	Vice President/Marketing Support Services	Vice President/Marketing Support Services	Mr. Frymiare has served in various capacities within Delaware Investments
Daniel V. Geatens	Vice President/Director of Financial Administration	Vice President/Treasurer	Mr. Geatens has served in various capacities within Delaware Investments Vice President/Treasurer – Optimum Fund Trust
Christopher Gowlland	Vice President/Senior Quantitative Analyst	Vice President/Senior Quantitative Analyst	Mr. Gowlland has served in various capacities within Delaware Investments
Scott Hastings	Vice President/Senior Equity Analyst	Vice President/Senior Equity Analyst	Mr. Hastings has served in various capacities within Delaware Investments
Andrew W. Hill	Senior Vice President/Senior Credit Research Analyst	Senior Vice President/Senior Credit Research Analyst	Mr. Hill has served in various capacities within Delaware Investments
Jerel A. Hopkins	Vice President/Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Mr. Hopkins has served in various capacities within Delaware Investments
Chungwei Hsia	Vice President/Emerging and Developed Markets Analyst	Vice President/Emerging and Developed Markets Analyst	Mr. Hsia has served in various capacities within Delaware Investments
Stephen M. Juszczyszyn	Vice President/Portfolio Manager/Senior Structured Products Analyst/Trader	Vice President/Portfolio Manager/Senior Structured Products Analyst/Trader	Mr. Juszczyszyn has served in various capacities within Delaware Investments
William F. Keelan	Vice President/Senior Quantitative Analyst	Vice President/Senior Quantitative Analyst	Mr. Keelan has served in various capacities within Delaware Investments

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Nancy Keenan	Vice President/Domestic Equity, Senior Product Manager	Vice President/Domestic Equity, Senior Product Manager	Ms. Keenan has served in various capacities within Delaware Investments
Barry Kendall	Vice President/Senior Equity Analyst since March 2016	Vice President/Senior Equity Analyst since March 2016	Mr. Kendall has served in various capacities within Delaware Investments
Daniel Ko	Vice President/Senior Equity Analyst	Vice President/Senior Equity Analyst	Mr. Ko has served in various capacities within Delaware Investments
Anu B. Kothari	Vice President/Senior Equity Analyst	Vice President/Senior Equity Analyst	Ms. Kothari has served in various capacities within Delaware Investments
Keith Kwis	Vice President/Quantitative Analyst	Vice President/Quantitative Analyst	Mr. Kwis has served in various capacities within Delaware Investments
Nikhil G. Lalvani	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Lalvani has served in various capacities within Delaware Investments
Jamie LaScala	Vice President/Global Equities/Senior Product Manager	Vice President/Global Equities/Senior Product Manager	Ms. LaScala has served in various capacities within Delaware Investments
Kevin Lam	Vice President/Portfolio Manager-Fixed Income Separately Managed Accounts	Vice President/Portfolio Manager - Fixed Income Separately Managed Accounts	Mr. Lam has served in various capacities within Delaware Investments
Kent Madden	Vice President/Portfolio Manager/Equity Analyst	Vice President/Portfolio Manager/Equity Analyst	Mr. Madden has served in various capacities within Delaware Investments
Nate Mahrer	Vice President/Senior Equity Analyst since February 2016	Vice President/Senior Equity Analyst since February 2016	Mr. Mahrer has served in various capacities within Delaware Investments
Stephan Maikkula	Vice President/Senior Portfolio Manager since March 2016	Vice President/Senior Portfolio Manager since March 2016	Mr. Maikkula has served in various capacities within Delaware Investments
Andrew McEvoy	Vice President/Trade Settlements	Vice President/Trade Settlements	Mr. McEvoy has served in various capacities within Delaware Investments
Kelley McKee	Vice President/Portfolio Manager/Equity Analyst	Vice President/Portfolio Manager/Equity Analyst	Ms. McKee has served in various capacities within Delaware Investments
Carleen Michalski	Vice President/Product Manager	Vice President/Product Manager	Ms. Michalski has served in various capacities within Delaware Investments
Saj Moradi	Vice President/Senior Credit Research Analyst	Vice President/Senior Credit Research Analyst	Mr. Moradi has served in various capacities within Delaware Investments

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Michael S. Morris	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Morris has served in various capacities within Delaware Investments
Constantine (“Charlie”) Mylonas	Vice President/Product Manager (Since June 2010)	Vice President/Product Manager	Mr. Mylonas has served in various capacities within Delaware Investments
Donald G. Padilla	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Padilla has served in various capacities within Delaware Investments
Thomas Pak	Vice President/Senior Equity Analyst since March 2016	Vice President/Senior Equity Analyst since March 2016	Mr. Pak has served in various capacities within Delaware Investments
Alexandra R. Parson	Vice President/Financial Institutions Client Services	Vice President/Financial Institutions Client Services	Ms. Parson has served in various capacities within Delaware Investments
Dina Pliotis	Vice President/Senior Equity Analyst since February 2016	Vice President/Senior Equity Analyst since February 2016	Ms. Pliotis has served in various capacities within Delaware Investments
Will Rainbow	Vice President/Engagement Strategy & Analytics	Vice President/Engagement Strategy & Analytics	Mr. Rainbow has served in various capacities within Delaware Investments
Mansur Z. Rasul	Vice President/Head of Emerging Markets Credit Trading	Vice President/Head of Emerging Markets Credit Trading	Mr. Rasul has served in various capacities within Delaware Investments
Carl Rice	Vice President/Senior Investment Specialist	Vice President/Senior Investment Specialist	Mr. Rice has served in various capacities within Delaware Investments
Joseph T. Rogina	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Rogina has served in various capacities within Delaware Investments
Kevin C. Schildt	Vice President/Senior Research Analyst	Vice President/Senior Research Analyst	Mr. Schildt has served in various capacities within Delaware Investments
Van Schreiber	Vice President/Senior Portfolio Manager since February 2016	Vice President/Senior Portfolio Manager since February 2016	Mr. Schreiber has served in various capacities within Delaware Investments
Scott B. Schroeder	Vice President/Investment Grade Corporate Bond Trader	Vice President/Investment Grade Corporate Bond Trader	Mr. Schroeder has served in various capacities within Delaware Investments
Brian Scotto	Vice President/ Government and Agency Trader	Vice President/ Government and Agency Trader	Mr. Scotto has served in various capacities within Delaware Investments

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Richard D. Seidel	Vice President/Treasurer	Vice President/Assistant Treasurer	Mr. Seidel has served in various capacities within Delaware Investments
Catherine A. Seklecki	Vice President/Financial Institutions Client Services	Vice President/Financial Institutions Client Services	Ms. Seklecki has served in various capacities within Delaware Investments
Sean M. Simmons	Vice President/International Bond Trader	Vice President/International Bond Trader	Mr. Simmons has served in various capacities within Delaware Investments
Colleen Spagnuolo	Vice President/Municipal Credit Analyst	Vice President/Municipal Credit Analyst	Ms. Spagnuolo has served in various capacities within Delaware Investments
Barry Slawter	Vice President/Retail Marketing & Content Strategy	Vice President/Retail Marketing & Content Strategy	Mr. Slawter has served in various capacities within Delaware Investments
William Speacht	Vice President /Deputy Chief Compliance Officer since September 2016	Vice President /Deputy Chief Compliance Officer since September 2016	Mr. Speacht has served in various capacities within Delaware Investments
Frank Strenger	Vice President/High Yield Trader	Vice President/High Yield Trader	Mr. Strenger has served in various capacities within Delaware Investments
Molly Thompson	Vice President/Senior Product Manager, Specialty Products and Solutions	Vice President/Senior Product Manager, Specialty Products and Solutions	Ms. Thompson has served in various capacities within Delaware Investments
John C. Van Roden III	Vice President/Municipal Bond Trader/Head of Municipal Bond Trading	Vice President/Municipal Bond Trader/Head of Municipal Bond Trading	Mr. Roden has served in various capacities within Delaware Investments
Robert A. Vogel, Jr.	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Vogel has served in various capacities within Delaware Investments
Nael H. Wahaidi	Vice President/Quantitative Analyst	Vice President/Quantitative Analyst	Mr. Wahaidi has served in various capacities within Delaware Investments
Emilia P. Wang	Vice President/Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Ms. Wang has served in various capacities within Delaware Investments
Jeffrey S. Wang	Vice President/Senior Equity Analyst	Vice President/Senior Equity Analyst	Mr. Wang has served in various capacities within Delaware Investments
Kathryn R. Williams	Vice President/Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Ms. Williams has served in various capacities within Delaware Investments

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Wei Xiao	Vice President/Senior Equity Analyst	Vice President/Senior Equity Analyst	Mr. Xiao has served in various capacities within Delaware Investments
Jackson Square Partners, LLC (Jackson Square) serves as a sub-adviser to Delaware VIP U.S. Growth Series. The description of Jackson Square under the caption “Who manages the Series” in the Delaware VIP U.S. Growth Series Prospectuses is incorporated into this Part C by reference to Post-Effective Amendment No. 66 filed April 28, 2016. Information on the member and officers of Jackson Square set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-79255) is incorporated into this filing by reference.
Item 32.	Principal Underwriters.
	(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds and the Optimum Fund Trust.
	(b)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None
Delaware Investments Distribution Partner, Inc.	Limited Partner	None
Brett D. Wright	President	None
Dominic Janssens	Executive Vice President/Chief Operations Officer	None
Stephen J. Busch	Senior Vice President	Senior Vice President
David F. Connor	Senior Vice President/General Counsel/Secretary	Senior Vice President/General Counsel/Secretary
Brian L. Murray, Jr.	Senior Vice President/Chief Compliance Officer	Senior Vice President/Chief Compliance Officer
Kurt Phares	Senior Vice President	None
Richard Salus	Senior Vice President/Controller/Treasurer/ Financial Operations Principal	Senior Vice President/Chief Financial Officer
Mary Ellen M. Carrozza	Vice President	Vice President/Client Services
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Michael Dresnin	Vice President/Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary
Jamie Fox	Vice President	Vice President
Daniel V. Geatens	Vice President	Vice President
John L. Greico	Vice President	None
Robert T. Haenn	Vice President	None
Jerel A. Hopkins	Vice President/Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary
Rachel Jacobs	Vice President	None
Konstantine C. Mylonas	Vice President	None
Richard D. Seidel	Vice President/Assistant Controller/Assistant Treasurer	None
Emilia P. Wang	Vice President/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary
Stephen R. Shamut	Vice President	None
William Speacht	Vice President/Deputy Chief Compliance Officer	Vice President/Deputy Chief Compliance Officer
Kathryn R. Williams	Vice President/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary
Antoinette C. Robbins	Anti-Money Laundering Officer	Anti-Money Laundering Officer

(c) Not applicable.
Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained by the following entities: Delaware Management Company, Delaware Service Company, Inc. and Delaware Distributors, L.P. (2005 Market Street, Philadelphia, PA 19103-7094); BNY Mellon Investment Servicing (US) Inc. (4400 Computer Drive, Westborough, MA 01581-1722); and The Bank of New York Mellon (One Wall Street, New York, NY 10286-0001).
Item 34.	Management Services. None.
Item 35.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 20th day of January, 2017.

DELAWARE VIP TRUST

By:	/s/ Shawn K. Lytle
Shawn K. Lytle
President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	January 20, 2017
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Chairman and Trustee	January 20, 2017
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	January 20, 2017
Ann D. Borowiec

Joseph W. Chow	*	Trustee	January 20, 2017
Joseph W. Chow

John A. Fry	*	Trustee	January 20, 2017
John A. Fry

Lucinda S. Landreth	*	Trustee	January 20, 2017
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	January 20, 2017
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	January 20, 2017
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	January 20, 2017
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	January 20, 2017
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Exhibits
to
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware VIP® Trust N-1A)

Exhibit No.	Exhibit
EX-99.h.1.iii	Executed Schedule B (February 25, 2016) to the Shareholder Services Agreement